UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21189

PIMCO New York Municipal Income Fund III

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (844) 337-4626

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO Closed-End Funds

Annual Report

December 31, 2017

PIMCO Municipal Income Fund

PIMCO Municipal Income Fund II

PIMCO Municipal Income Fund III

PIMCO California Municipal Income Fund

PIMCO California Municipal Income Fund II

PIMCO California Municipal Income Fund III

PIMCO New York Municipal Income Fund

PIMCO New York Municipal Income Fund II

PIMCO New York Municipal Income Fund III

		Page

Letter from the Chairman of the Board & President		2
Important Information About the Funds		4
Financial Highlights		18
Statements of Assets and Liabilities		22
Statements of Operations		24
Statements of Changes in Net Assets		27
Statements of Cash Flows		31
Notes to Financial Statements		57
Report of Independent Registered Public Accounting Firm		71
Glossary		72
Annual Shareholder Meeting Results		73
Changes to Boards of Trustees		75
Dividend Reinvestment Plan		76
Management of the Funds		78
Privacy Policy		81

Fund	Fund Summary	Schedule of Investments

PIMCO Municipal Income Fund	9	32
PIMCO Municipal Income Fund II	10	37
PIMCO Municipal Income Fund III	11	41
PIMCO California Municipal Income Fund	12	45
PIMCO California Municipal Income Fund II	13	47
PIMCO California Municipal Income Fund III	14	49
PIMCO New York Municipal Income Fund	15	51
PIMCO New York Municipal Income Fund II	16	53
PIMCO New York Municipal Income Fund III	17	55

Letter from the Chairman of the Board & President

Dear Shareholder,

The global equity market rose sharply during the reporting period, supported by accelerating global growth and overall solid corporate profits. Meanwhile, the U.S. fixed income market generated a positive return, despite U.S. monetary policy tightening. Elsewhere, many international central banks continued to pursue accommodative monetary policies.

For the 12-month reporting period ended December 31, 2017

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (“GDP”), which represents the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, expanded at an annual pace of 1.2% during the first quarter of 2017. GDP growth then improved to an annual pace of 3.1% and 3.2% during the second and third quarters of 2017, respectively. Finally, the Commerce Department’s initial reading — released after the reporting period had ended — showed that fourth quarter 2017 GDP grew at an annual pace of 2.6%.

The Federal Reserve (“Fed”) continued to normalize monetary policy, with three interest rate hikes during the reporting period — in March, June and December. The last move put the federal funds rate between 1.25% and 1.50%. In addition, in October 2017 the Fed started to reduce its balance sheet. Finally, at its December 2017 meeting the Fed indicated that it expected to make three additional rate hikes in 2018, although this will be data dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (“ECB”) and Bank of Japan maintained their highly accommodative monetary policies. Two notable exceptions were the Bank of England, which in November 2017 instituted its first rate hike since 2007, and the Bank of Canada, which raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The municipal (or “muni”) market posted positive returns during 9 of the 12 months in the reporting period. The muni market was supported by overall positive fundamentals and solid investor demand. The Bloomberg Barclays Municipal Bond Index gained 5.45% during the 12 months ended December 31, 2017. In comparison, the overall taxable fixed income market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.54%.

Outlook

Factoring in larger-than-expected tax cuts and higher federal spending, PIMCO’s baseline view is for above-trend real GDP growth of around 2.5% for the U.S. in 2018. With the unemployment rate likely to drop below 4%, PIMCO expects some upward pressure on wage growth and consumer price inflation, with core inflation rising above 2% during the course of the year. PIMCO believes that core Personal Consumption Expenditures inflation, the Fed’s preferred measure, should rise as well, from its current rate of 1.4% to 1.7%, making some limited progress toward the Fed’s 2% objective.

Meanwhile, tight valuations in other U.S. credit markets are informing PIMCO’s muni positioning going forward. With the relative underperformance of muni credit spreads since the 2016 election, PIMCO continues to view municipals as attractive relative to other taxable fixed income assets. Credit spreads in lower quality and high yield municipal assets remain attractive, particularly on a relative basis. PIMCO continues to prefer revenue bonds over general obligation bonds, with some exceptions. Finally, PIMCO will continue to closely monitor changes in the market, adapting its outlook in response and repositioning its muni portfolios accordingly.

PIMCO’s outlook for the muni market is favorable over the coming year. In PIMCO’s view, the recently passed Tax Cuts and Jobs Act should be supportive of munis, and the threat of tax reform as a negative catalyst is now in the rear-view mirror. In high-tax states like California and New York, the elimination of much of the state and local tax deduction will make tax-exempt munis more attractive on a relative basis. We also expect municipal supply to be

2	PIMCO CLOSED-END FUNDS

lower in the coming year, providing a technical boost to the market. The new tax law eliminates the exemption for issuers advance refunding their outstanding municipal debt ahead of the call date; this type of issuance made up roughly a fifth of overall muni supply last year. Tempering the positive impacts of tax reform is an expectation of lower long-term demand for munis from banks and insurance companies given their much lower corporate tax rate going forward. Overall, we expect recent policy changes to serve as a tailwind for municipal asset performance over the cyclical horizon.

In the following pages of this PIMCO Closed-End Funds Annual Report, please find specific details regarding investment performance and a discussion of factors that most affected the Funds’ performance over the 12 months ended December 31, 2017.

Thank you for investing with us. We value your trust and will continue to work diligently to meet your investment needs. If you have questions regarding any of your PIMCO Closed-End Funds investments, please contact your financial advisor or call the Funds’ shareholder servicing agent at (844) 33-PIMCO or (844) 337-4626. We also invite you to visit our website at www.pimco.com to learn more about our views.

Sincerely,

Hans W. Kertess	Peter G. Strelow
Chairman of the Board of Trustees	President

ANNUAL REPORT	DECEMBER 31, 2017	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movement in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.” Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. In addition, in the current low interest rate environment, the market price of the Funds’ common shares may be particularly sensitive to changes in interest rates or the perception that there will be a change in interest rates. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of PIMCO than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by litigation, legislation or political events, or by the bankruptcy of the issuer. Laws, referenda, ordinances or regulations enacted in the future by Congress or state legislatures or the applicable governmental entity could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

A Fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A Fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by a Fund.

4	PIMCO CLOSED-END FUNDS

The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, call risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value or performance of derivatives and the Fund. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility in a Fund’s net asset value (“NAV”). A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

A Fund’s use of leverage creates the opportunity for increased income for the Fund’s common shareholders, but also creates special risks. Leverage is a speculative technique that may expose a Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on a Fund’s portfolio, the interest and other costs of leverage to the Fund could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to the Fund’s common shareholders. In addition, fees and expenses of any form of leverage used by a Fund will be borne entirely by its common shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Fund’s common shares. There can be no assurance that a Fund’s use of leverage will result in a higher yield on its common shares, and it may result in losses. Leverage creates several major types of risks for a Fund’s common shareholders, including: (1) the likelihood of greater volatility of net asset value and market price of the Fund’s common shares, and of the investment return to the Fund’s common shareholders, than a comparable portfolio without leverage; (2) the possibility either that the Fund’s common share dividends will fall if the interest and other costs of leverage rise, or that dividends paid on the Fund’s common shares will fluctuate because such costs vary over time; and (3) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged and may result in a greater decline in the market value of the Fund’s common shares.

There is a risk that a Fund investing in a tender option bond program will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of, among other things, a credit rating downgrade, a payment default or a disqualification from tax-exempt status. A Fund’s investment in the securities issued by a tender option bond trust may involve greater risk and volatility than an investment in a fixed rate bond, and the value of such securities may decrease significantly when market interest rates increase. Tender option bond trusts could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices. A Fund may use a tender option bond program as a way of achieving leverage in its portfolio, in which case the Fund will be subject to leverage risk.

High-yield bonds (commonly referred to as “junk bonds”) typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in markets for lower-rated bonds. Thus, high yield investments increase the chance that a Fund will lose money. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. A Fund may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that a Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security’s comparative credit quality, which could result in a Fund’s portfolio having a higher level of credit and/or high yield risk than PIMCO has estimated or desires for the Fund, and could negatively impact the Fund’s performance and/or returns. Certain Funds may invest a substantial portion of their assets in unrated securities and therefore may be particularly subject to the associated risks. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt obligations. To the extent that a Fund invests in high yield and/or

ANNUAL REPORT	DECEMBER 31, 2017	5

Important Information About the Funds (Cont.)

unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities. The Funds may hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Defaulted securities are often illiquid and may not be actively traded. Sales of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

Municipal obligations issued by the Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations may be affected by economic, market, political, and social conditions in Puerto Rico. Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, the severe impact of two hurricanes, and persistent government budget deficits. These challenges may negatively affect the value of a Fund’s investments in Puerto Rico municipal securities. Major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. In both August 2015 and January 2016, Puerto Rico defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rico municipal securities. Legislation, including legislation that would allow Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, could also impact the value of a Fund’s investments in Puerto Rico municipal securities.

As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cyber security breaches involving a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians, distributors and other third parties), trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cyber security breaches. Moreover, cyber security breaches involving trading counterparties or issuers in which a Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.

Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Like with operational risk in general, the Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cyber security. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers in which a

6	PIMCO CLOSED-END FUNDS

Fund may invest, trading counterparties or third party service providers to the Funds. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted as a result.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

The common shares of a Fund may trade at a price that is less than the initial offering price and/or the net asset value of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the net asset value of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to net asset value thereafter.

The Funds may be subject to various risks, including, but not limited to, the following: asset allocation risk, credit risk, stressed securities risk, distressed and defaulted securities risk, corporate bond risk, high yield risk, market risk, issuer risk, liquidity risk, equity securities and related market risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, mortgage market/ subprime risk, currency risk, redenomination risk, non-diversification risk, management risk, municipal bond risk, tender option bond risk, inflation-indexed security risk, senior debt risk, loans, participations and assignments risk, reinvestment risk, real estate risk, U.S. Government securities risk, foreign (non-U.S.) government securities risk, valuation risk, segregation and cover risk, focused investment risk, credit default swaps risk, event-linked securities risk, counterparty risk, preferred securities risk, confidential information access risk, other investment companies risk, private placements risk, inflation/deflation risk, regulatory risk, tax risk, recent economic conditions risk, market disruptions and geopolitical risk, potential conflicts of interest involving allocation of investment opportunities, repurchase agreements risk, securities lending risk, zero-coupon bond and payment-in-kind securities risk, portfolio turnover risk, smaller company risk, short sale risk and convertible securities risk. A description of certain of these risks is available in the Notes to Financial Statements of this Report.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses.

The following table discloses the commencement of operations and diversification status of each Fund:

Fund Name	Commencement of Operations	Diversification Status
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Non-diversified
PIMCO New York Municipal Income Fund III	10/31/02	Non-diversified

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with the Investment Manager and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s original or any subsequent prospectus or Statement of Additional Information (SAI), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other

ANNUAL REPORT	DECEMBER 31, 2017	7

Important Information About the Funds (Cont.)

communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s prospectus, SAI or shareholder report and is otherwise still in effect.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO (844-337-4626), on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request by calling the Funds at (844) 33-PIMCO (844-337-4626) and on the Funds’ website at www.pimco.com.

Updated portfolio holdings information about a Fund will be available at www.pimco.com approximately 15 calendar days after such Fund’s most recent fiscal quarter end, and will remain accessible until such Fund files a Form N-Q or a shareholder report for the period which includes the date of the information. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

8	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	20.3%
Tobacco Settlement Funded	9.9%
Highway Revenue Tolls	9.3%
Natural Gas Revenue	7.5%
Ad Valorem Property Tax	7.3%
Miscellaneous Revenue	7.2%
Electric Power & Light Revenue	4.9%
Special Assessment	3.7%
College & University Revenue	3.6%
Industrial Revenue	3.3%
Port, Airport & Marina Revenue	3.2%
Water Revenue	3.1%
Miscellaneous Taxes	3.0%
Sewer Revenue	2.4%
Nuclear Revenue	2.0%
Sales Tax Revenue	1.8%
General Fund	1.8%
Income Tax Revenue	1.3%
Others	3.7%
Short-Term Instruments	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$13.00
NAV	$12.87
Premium/(Discount) to NAV	1.01%
Market Price Distribution Yield(2)	5.51%
NAV Distribution Yield(2)	5.56%
Total Effective Leverage(3)	42%

Average Annual Total Return(1) for the period ended December 31, 2017
	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	(4.44)%	3.01%	6.24%	6.18%
NAV	9.61%	5.98%	7.56%	6.99%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance data current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO (844-337-4626).

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal yield curve flattened over the year.

»	Exposure to the revenue-backed segment of the municipal market contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance, as they underperformed the general municipal market.

ANNUAL REPORT	DECEMBER 31, 2017	9

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	22.1%
Tobacco Settlement Funded	11.1%
Highway Revenue Tolls	9.3%
Natural Gas Revenue	8.8%
Ad Valorem Property Tax	5.8%
Miscellaneous Taxes	5.0%
Industrial Revenue	4.8%
Miscellaneous Revenue	4.8%
Electric Power & Light Revenue	4.0%
College & University Revenue	3.3%
Water Revenue	3.0%
Sewer Revenue	3.0%
Lease (Appropriation)	2.4%
General Fund	2.0%
Sales Tax Revenue	1.8%
Port, Airport & Marina Revenue	1.7%
Income Tax Revenue	1.3%
Other	5.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$13.18
NAV	$12.13
Premium/(Discount) to NAV	8.66%
Market Price Distribution Yield(2)	5.92%
NAV Distribution Yield(2)	6.43%
Total Effective Leverage(3)	40%

Average Annual Total Return(1) for the period ended December 31, 2017
	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	14.85%	6.70%	6.71%	6.05%
NAV	9.55%	6.14%	5.41%	5.82%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance data current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO (844-337-4626).

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal yield curve flattened over the year.

»	Exposure to the revenue-backed segment of the municipal market contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance, as they underperformed the general municipal market.

10	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	21.0%
Tobacco Settlement Funded	11.1%
Natural Gas Revenue	8.3%
Highway Revenue Tolls	7.8%
Water Revenue	5.7%
Miscellaneous Revenue	4.8%
Ad Valorem Property Tax	4.5%
Sewer Revenue	4.1%
Lease (Appropriation)	3.9%
Nuclear Revenue	3.7%
Recreational Revenue	3.7%
Electric Power & Light Revenue	3.6%
General Fund	2.9%
Industrial Revenue	2.7%
Port, Airport & Marina Revenue	2.3%
College & University Revenue	2.2%
Sales Tax Revenue	1.5%
Appropriations	1.3%
Local or Guaranteed Housing	1.1%
Other	3.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$11.58
NAV	$11.06
Premium/(Discount) to NAV	4.70%
Market Price Distribution Yield(2)	5.78%
NAV Distribution Yield(2)	6.05%
Total Effective Leverage(3)	41%

Average Annual Total Return(1) for the period ended December 31, 2017
	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	8.19%	5.79%	5.71%	5.45%
NAV	10.24%	6.97%	5.42%	5.69%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance data current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO (844-337-4626).

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal yield curve flattened over the year.

»	Exposure to the revenue-backed segment of the municipal market contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the water and sewer sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance, as they underperformed the general municipal market.

ANNUAL REPORT	DECEMBER 31, 2017	11

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	23.4%
Ad Valorem Property Tax	16.7%
College & University Revenue	9.9%
Electric Power & Light Revenue	7.8%
Tobacco Settlement Funded	7.8%
Lease (Abatement)	7.7%
Water Revenue	6.1%
Natural Gas Revenue	5.8%
Local or Guaranteed Housing	3.2%
Transit Revenue	3.1%
Highway Revenue Tolls	2.5%
Port, Airport & Marina Revenue	1.3%
Tax Increment/Allocation Revenue	1.2%
Special Assessment	1.1%
Other	2.3%
Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$17.28
NAV	$14.20
Premium/(Discount) to NAV	21.69%
Market Price Distribution Yield(2)	5.35%
NAV Distribution Yield(2)	6.51%
Total Effective Leverage(3)	47%

Average Annual Total Return(1) for the period ended December 31, 2017
	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	16.74%	8.22%	8.15%	7.67%
NAV	9.61%	6.23%	7.31%	6.94%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance data current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO (844-337-4626).

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal yield curve flattened over the year.

»	Exposure to the revenue-backed segment of the municipal market contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance, as they underperformed the general municipal market.

12	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	21.2%
Ad Valorem Property Tax	18.4%
College & University Revenue	12.5%
Tobacco Settlement Funded	8.5%
Natural Gas Revenue	7.6%
Electric Power & Light Revenue	7.5%
Tax Increment/Allocation Revenue	4.8%
Lease (Abatement)	2.8%
General Fund	2.8%
Local or Guaranteed Housing	2.7%
Water Revenue	2.4%
Port, Airport & Marina Revenue	1.9%
Highway Revenue Tolls	1.4%
Special Tax	1.4%
Special Assessment	1.1%
Other	3.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$10.17
NAV	$8.69
Premium/(Discount) to NAV	17.03%
Market Price Distribution Yield(2)	5.58%
NAV Distribution Yield(2)	6.53%
Total Effective Leverage(3)	43%

Average Annual Total Return(1) for the period ended December 31, 2017
	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	17.31%	6.24%	5.02%	4.76%
NAV	10.63%	6.78%	3.85%	4.54%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance data current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO (844-337-4626).

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal yield curve flattened over the year.

»	Exposure to the revenue-backed segment of the municipal market contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance, as they underperformed the general municipal market.

ANNUAL REPORT	DECEMBER 31, 2017	13

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	26.6%
Ad Valorem Property Tax	17.8%
College & University Revenue	11.7%
Tobacco Settlement Funded	7.8%
Water Revenue	7.4%
Electric Power & Light Revenue	5.7%
Natural Gas Revenue	4.8%
Highway Revenue Tolls	2.8%
Transit Revenue	2.8%
Lease (Abatement)	2.0%
Local or Guaranteed Housing	2.0%
General Fund	1.8%
Special Tax	1.6%
Sewer Revenue	1.3%
Special Assessment	1.1%
Other	2.7%
Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$10.44
NAV	$9.98
Premium/(Discount) to NAV	4.61%
Market Price Distribution Yield(2)	5.17%
NAV Distribution Yield(2)	5.41%
Total Effective Leverage(3)	48%

Average Annual Total Return(1) for the period ended December 31, 2017
	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	(2.46)%	5.30%	4.82%	4.54%
NAV	10.02%	6.53%	4.08%	4.73%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance data current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO (844-337-4626).

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal yield curve flattened over the year.

»	Exposure to the revenue-backed segment of the municipal market contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance, as they underperformed the general municipal market.

14	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
College & University Revenue	12.0%
Highway Revenue Tolls	11.3%
Industrial Revenue	10.8%
Health, Hospital & Nursing Home Revenue	10.3%
Miscellaneous Revenue	9.2%
Tobacco Settlement Funded	8.8%
Transit Revenue	7.1%
Miscellaneous Taxes	4.9%
Income Tax Revenue	4.7%
Ad Valorem Property Tax	4.3%
Port, Airport & Marina Revenue	4.0%
Electric Power & Light Revenue	3.8%
Water Revenue	2.8%
Recreational Revenue	2.2%
Local or Guaranteed Housing	2.0%
Lease (Appropriation)	1.5%
Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$12.78
NAV	$12.06
Premium/(Discount) to NAV	5.97%
Market Price Distribution Yield(2)	5.35%
NAV Distribution Yield(2)	5.67%
Total Effective Leverage(3)	42%

Average Annual Total Return(1) for the period ended December 31, 2017
	1 Year	5 Year	10 Year	Commencement of Operations (06/29/01)
Market Price	13.44%	6.85%	7.05%	5.31%
NAV	9.87%	6.13%	5.50%	5.27%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance data current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO (844-337-4626).

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal yield curve flattened over the year.

»	Exposure to the revenue-backed segment of the municipal market contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance, as they underperformed the general municipal market.

ANNUAL REPORT	DECEMBER 31, 2017	15

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
College & University Revenue	13.2%
Tobacco Settlement Funded	9.2%
Health, Hospital & Nursing Home Revenue	9.2%
Miscellaneous Revenue	8.3%
Income Tax Revenue	7.3%
Highway Revenue Tolls	7.0%
Transit Revenue	6.7%
Industrial Revenue	5.4%
Port, Airport & Marina Revenue	5.3%
Water Revenue	5.1%
Miscellaneous Taxes	4.4%
Lease (Abatement)	4.3%
Electric Power & Light Revenue	3.8%
Recreational Revenue	3.5%
Ad Valorem Property Tax	2.6%
Local or Guaranteed Housing	1.4%
Lease (Appropriation)	1.1%
Other	1.5%
Short-Term Instruments	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$12.00
NAV	$11.17
Premium/(Discount) to NAV	7.43%
Market Price Distribution Yield(2)	5.07%
NAV Distribution Yield(2)	5.45%
Total Effective Leverage(3)	46%

Average Annual Total Return(1) for the period ended December 31, 2017
	1 Year	5 Year	10 Year	Commencement of Operations (06/28/02)
Market Price	5.77%	5.46%	5.89%	5.34%
NAV	10.33%	6.12%	5.03%	5.34%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance data current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO (844-337-4626).

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal yield curve flattened over the year.

»	Exposure to the revenue-backed segment of the municipal market contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance, as they underperformed the general municipal market.

16	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund III

Symbol on NYSE - PYN

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
Industrial Revenue	13.7%
Income Tax Revenue	12.2%
Tobacco Settlement Funded	10.7%
Transit Revenue	7.7%
College & University Revenue	7.5%
Highway Revenue Tolls	7.1%
Health, Hospital & Nursing Home Revenue	6.2%
Miscellaneous Revenue	6.0%
Ad Valorem Property Tax	5.4%
Miscellaneous Taxes	4.7%
Water Revenue	4.6%
Port, Airport & Marina Revenue	3.9%
Recreational Revenue	3.6%
Electric Power & Light Revenue	2.9%
Local or Guaranteed Housing	1.7%
Hotel Occupancy Tax	1.2%
Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Fund Information (as of December 31, 2017)(1)

Market Price	$9.92
NAV	$9.27
Premium/(Discount) to NAV	7.01%
Market Price Distribution Yield(2)	5.11%
NAV Distribution Yield(2)	5.47%
Total Effective Leverage(3)	45%

Average Annual Total Return(1) for the period ended December 31, 2017
	1 Year	5 Year	10 Year	Commencement of Operations (10/31/02)
Market Price	4.34%	5.12%	4.07%	3.71%
NAV	9.55%	5.87%	2.51%	3.61%

All Fund returns are net of fees and expenses.

(1)

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Total return, market price, NAV, market price distribution yield, and NAV distribution yield will fluctuate with changes in market conditions. Performance data current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO (844-337-4626).

(2)

Distribution yields are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (ROC) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)

Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration exposure contributed to performance, as the municipal yield curve flattened over the year.

»	Exposure to the revenue-backed segment of the municipal market contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	A modest allocation to Virgin Islands-domiciled securities detracted from performance, as they underperformed the general municipal market.

ANNUAL REPORT	DECEMBER 31, 2017	17

Financial Highlights

		Investment Operations		Less Distributions to Preferred Shareholders(b)			Less Distributions to Common Shareholders(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Municipal Income Fund
12/31/2017	$12.44	$0.91	$0.36	$(0.10)	$0.00	$1.17	$(0.74)	$0.00	$0.00	$(0.74)
12/31/2016	13.26	0.90	(0.68)	(0.06)	0.00	0.16	(0.98)	0.00	0.00	(0.98)
05/01/2015 - 12/31/2015(f)	13.15	0.65	0.12	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65	)(i)
04/30/2015	12.57	0.93	0.64	(0.01)	0.00	1.56	(0.98)	0.00	0.00	(0.98)
04/30/2014	13.75	0.94	(1.13)	(0.01)	0.00	(0.20)	(0.98)	0.00	0.00	(0.98)
04/30/2013	12.93	0.95	0.87	(0.02)	0.00	1.80	(0.98)	0.00	0.00	(0.98)

PIMCO Municipal Income Fund II
12/31/2017	$11.81	$0.81	$0.37	$(0.08)	$0.00	$1.10	$(0.78)	$0.00	$0.00	$(0.78)
12/31/2016	12.39	0.79	(0.55)	(0.04)	0.00	0.20	(0.78)	0.00	0.00	(0.78)
06/01/2015 - 12/31/2015(g)	12.11	0.47	0.28	(0.01)	0.00	0.74	(0.46)	0.00	0.00	(0.46	)(i)
05/31/2015	11.94	0.81	0.15	(0.01)	0.00	0.95	(0.78)	0.00	0.00	(0.78)
05/31/2014	12.17	0.81	(0.25)	(0.01)	0.00	0.55	(0.78)	0.00	0.00	(0.78)
05/31/2013	11.91	0.82	0.23	(0.01)	0.00	1.04	(0.78)	0.00	0.00	(0.78)

PIMCO Municipal Income Fund III
12/31/2017	$10.67	$0.77	$0.38	$(0.08)	$0.00	$1.07	$(0.68)	$0.00	$0.00	$(0.68)
12/31/2016	11.13	0.77	(0.44)	(0.04)	0.00	0.29	(0.75)	0.00	0.00	(0.75)
10/01/2015 - 12/31/2015(h)	10.88	0.20	0.24	(0.00)	0.00	0.44	(0.19)	0.00	0.00	(0.19	)(i)
09/30/2015	10.78	0.78	0.08	(0.01)	0.00	0.85	(0.75)	0.00	0.00	(0.75)
09/30/2014	9.58	0.75	1.25	(0.01)	0.00	1.99	(0.79)	0.00	0.00	(0.79)
09/30/2013	11.02	0.75	(1.34)	(0.01)	0.00	(0.60)	(0.84)	0.00	0.00	(0.84)

PIMCO California Municipal Income Fund
12/31/2017	$13.83	$0.97	$0.43	$(0.11)	$0.00	$1.29	$(0.92)	$0.00	$0.00	$(0.92)
12/31/2016	14.61	0.95	(0.75)	(0.06)	0.00	0.14	(0.92)	0.00	0.00	(0.92)
05/01/2015 - 12/31/2015(f)	14.33	0.65	0.26	(0.01)	0.00	0.90	(0.62)	0.00	0.00	(0.62	)(i)
04/30/2015	13.77	0.95	0.54	(0.01)	0.00	1.48	(0.92)	0.00	0.00	(0.92)
04/30/2014	14.71	0.99	(1.00)	(0.01)	0.00	(0.02)	(0.92)	0.00	0.00	(0.92)
04/30/2013	13.75	1.02	0.88	(0.02)	0.00	1.88	(0.92)	0.00	0.00	(0.92)

PIMCO California Municipal Income Fund II
12/31/2017	$8.39	$0.60	$0.34	$(0.07)	$0.00	$0.87	$(0.56)	$0.00	$(0.01)	$(0.57)
12/31/2016	8.95	0.62	(0.53)	(0.04)	0.00	0.05	(0.61)	0.00	0.00	(0.61)
06/01/2015 - 12/31/2015(g)	8.69	0.38	0.27	(0.01)	0.00	0.64	(0.38)	0.00	0.00	(0.38	)(i)
05/31/2015	8.61	0.66	0.08	(0.01)	0.00	0.73	(0.65)	0.00	0.00	(0.65)
05/31/2014	8.93	0.68	(0.26)	(0.01)	0.00	0.41	(0.66)	0.00	(0.07)	(0.73)
05/31/2013	8.65	0.69	0.35	(0.01)	0.00	1.03	(0.68)	0.00	(0.07)	(0.75)

PIMCO California Municipal Income Fund III
12/31/2017	$9.67	$0.67	$0.35	$(0.08)	$0.00	$0.94	$(0.63)	$0.00	$0.00	$(0.63)
12/31/2016	10.31	0.65	(0.53)	(0.04)	0.00	0.08	(0.72)	0.00	0.00	(0.72)
10/01/2015 - 12/31/2015(h)	10.08	0.17	0.24	(0.00)	0.00	0.41	(0.18)	0.00	0.00	(0.18	)(i)
09/30/2015	10.02	0.68	0.11	(0.01)	0.00	0.78	(0.72)	0.00	0.00	(0.72)
09/30/2014	9.09	0.69	0.97	(0.01)	0.00	1.65	(0.72)	0.00	0.00	(0.72)
09/30/2013	10.23	0.79	(1.20)	(0.01)	0.00	(0.42)	(0.72)	0.00	0.00	(0.72)

PIMCO New York Municipal Income Fund
12/31/2017	$11.62	$0.69	$0.51	$(0.08)	$0.00	$1.12	$(0.68)	$0.00	$0.00	$(0.68)
12/31/2016	12.10	0.70	(0.45)	(0.05)	0.00	0.20	(0.68)	0.00	0.00	(0.68)
05/01/2015 - 12/31/2015(f)	11.92	0.47	0.18	(0.01)	0.00	0.64	(0.46)	0.00	0.00	(0.46	)(i)
04/30/2015	11.20	0.68	0.73	(0.01)	0.00	1.40	(0.68)	0.00	0.00	(0.68)
04/30/2014	12.04	0.67	(0.82)	(0.01)	0.00	(0.16)	(0.68)	0.00	0.00	(0.68)
04/30/2013	11.38	0.70	0.66	(0.02)	0.00	1.34	(0.68)	0.00	0.00	(0.68)

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets Applicable to Common Shareholders (000s)	Expenses(d)(e)		Expenses Excluding Waivers(d)(e)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)(d)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$12.87	$13.00	(4.44)%	$330,523	1.37%		1.37%		1.21%		1.21%		7.16%		$68,475	12%
12.44	14.39	(0.71)	318,473	1.25		1.25		1.18		1.18		6.72		66,896	16
13.26	15.45	5.27	338,342	1.22	*	1.22	*	1.21	*	1.21	*	7.42	*	69,516	15
13.15	15.38	21.47	334,775	1.25		1.25		1.22		1.22		7.12		69,049	9
12.57	13.58	(8.45)	319,155	1.30		1.30		1.27		1.27		7.74		66,993	15
13.75	16.05	11.96	348,162	1.22		1.23		1.19		1.20		6.99		70,809	9

$12.13	$13.18	14.85%	$751,337	1.30%		1.30%		1.10%		1.10%		6.74%		$76,136	12%
11.81	12.22	3.90	727,513	1.16		1.16		1.08		1.08		6.27		74,548	12
12.39	12.51	6.56	760,212	1.11	*	1.11	*	1.10	*	1.10	*	6.57	*	76,782	10
12.11	12.19	6.15	742,133	1.16		1.16		1.11		1.11		6.65		75,553	10
11.94	12.25	7.76	730,088	1.21		1.21		1.16		1.16		7.22		74,733	16
12.17	12.19	3.41	741,368	1.16		1.17		1.11		1.12		6.74		75,501	16

$11.06	$11.58	8.19%	$363,063	1.39%		1.39%		1.19%		1.19%		7.07%		$73,007	14%
10.67	11.37	5.33	349,423	1.23		1.23		1.13		1.13		6.80		71,211	9
11.13	11.51	6.70	363,382	1.19	*	1.19	*	1.17	*	1.17	*	7.09	*	73,123	2
10.88	10.97	9.65	355,368	1.23		1.23		1.17		1.17		7.14		72,006	5
10.78	10.71	10.69	351,139	1.29		1.29		1.23		1.23		7.47		71,447	15
9.58	10.45	(15.39)	311,231	1.27		1.27		1.20		1.20		7.04		66,168	20

$14.20	$17.28	16.74%	$266,019	1.60%		1.60%		1.21%		1.21%		6.86%		$69,320	13%
13.83	15.68	5.96	258,476	1.29		1.29		1.17		1.17		6.49		68,070	15
14.61	15.70	4.60	272,345	1.24	*	1.24	*	1.21	*	1.21	*	6.76	*	70,388	13
14.33	15.66	16.08	266,838	1.32		1.32		1.22		1.22		6.67		69,473	11
13.77	14.38	0.61	255,751	1.36		1.36		1.27		1.27		7.55		67,624	21
14.71	15.33	9.96	272,398	1.30		1.31		1.21		1.22		7.17		70,398	12

$8.69	$10.17	17.31%	$277,787	1.49%		1.49%		1.24%		1.24%		6.94%		$67,590	14%
8.39	9.20	(1.58)	267,645	1.37		1.37		1.22		1.22		6.84		66,042	20
8.95	9.94	6.19	285,097	1.25	*	1.25	*	1.23	*	1.23	*	7.42	*	68,724	10
8.69	9.75	9.85	276,525	1.32		1.32		1.21		1.21		7.48		67,411	12
8.61	9.52	(1.76)	273,289	1.41		1.41		1.30		1.30		8.51		66,915	14
8.93	10.51	11.41	282,181	1.34		1.35		1.23		1.24		7.65		68,279	13

$9.98	$10.44	(2.46)%	$221,976	1.65%		1.65%		1.23%		1.23%		6.77%		$69,379	9%
9.67	11.34	1.27	214,646	1.33		1.33		1.19		1.19		6.31		67,922	15
10.31	11.92	10.76	228,221	1.25	*	1.25	*	1.21	*	1.21	*	6.44	*	70,641	2
10.08	10.94	12.80	223,030	1.30		1.30		1.21		1.21		6.68		69,605	24
10.02	10.40	19.73	221,415	1.37		1.37		1.26		1.26		7.29		69,282	11
9.09	9.36	(13.98)	200,245	1.35		1.35		1.25		1.25		7.93		65,409	25

$12.06	$12.78	13.44%	$93,564	1.55%		1.55%		1.30%		1.30%		5.73%		$74,749	22%
11.62	11.91	5.71	89,825	1.36		1.36		1.25		1.25		5.69		72,769	10
12.10	11.90	7.23	93,205	1.27	*	1.27	*	1.26	*	1.26	*	5.82	*	74,574	5
11.92	11.54	7.72	91,832	1.39		1.39		1.31		1.31		5.78		73,847	1
11.20	11.36	(3.21)	86,211	1.46		1.46		1.40		1.40		6.28		70,857	10
12.04	12.52	12.96	92,509	1.36		1.37		1.30		1.31		5.89		74,203	16

ANNUAL REPORT	DECEMBER 31, 2017	19

Financial Highlights (Cont.)

		Investment Operations		Less Distributions to Preferred Shareholders(b)			Less Distributions to Common Shareholders(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO New York Municipal Income Fund II
12/31/2017	$10.71	$0.72	$0.46	$(0.10)	$0.00	$1.08	$(0.60)	$0.00	$(0.02)	$(0.62)
12/31/2016	11.41	0.72	(0.57)	(0.05)	0.00	0.10	(0.76)	0.00	(0.04)	(0.80)
06/01/2015 - 12/31/2015(g)	11.28	0.43	0.17	(0.01)	0.00	0.59	(0.46)	0.00	0.00	(0.46	)(i)
05/31/2015	10.98	0.75	0.36	(0.01)	0.00	1.10	(0.80)	0.00	0.00	(0.80)
05/31/2014	11.32	0.75	(0.28)	(0.01)	0.00	0.46	(0.80)	0.00	0.00	(0.80)
05/31/2013	11.37	0.79	(0.02)	(0.02)	0.00	0.75	(0.80)	0.00	0.00	(0.80)

PIMCO New York Municipal Income Fund III
12/31/2017	$8.95	$0.56	$0.36	$(0.08)	$0.00	$0.84	$(0.52)	$0.00	$0.00	$(0.52)
12/31/2016	9.55	0.56	(0.49)	(0.04)	0.00	0.03	(0.63)	0.00	0.00	(0.63)
10/01/2015 - 12/31/2015(h)	9.42	0.14	0.15	(0.00)	0.00	0.29	(0.16)	0.00	0.00	(0.16	)(i)
09/30/2015	9.43	0.57	0.06	(0.01)	0.00	0.62	(0.63)	0.00	0.00	(0.63)
09/30/2014	8.51	0.56	1.00	(0.01)	0.00	1.55	(0.63)	0.00	0.00	(0.63)
09/30/2013	9.65	0.62	(1.12)	(0.01)	0.00	(0.51)	(0.63)	0.00	0.00	(0.63)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized
(a)	Per share amounts based on average number of common shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions — Common Shares , in the Notes to Financial Statements for more information.

(c)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(d)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(e)

Interest expense primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(f)	Fiscal year end changed from April 30th to December 31st.
(g)	Fiscal year end changed from May 31st to December 31st.
(h)	Fiscal year end changed from September 30th to December 31st.
(i)

Total distributions for the period ended December 31, 2015 may be lower than prior fiscal years due to fiscal year end changes resulting in a reduction of the amount of days in the period ended December 31, 2015.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets
Net Asset Value End of Year or Period	Market Price End of Year or Period	Total Investment Return(c)	Net Assets Applicable to Common Shareholders (000s)	Expenses(d)(e)		Expenses Excluding Waivers(d)(e)		Expenses Excluding Interest Expense(d)		Expenses Excluding Interest Expense and Waivers(d)		Net Investment Income (Loss)(d)		Preferred Shares Asset Coverage Per Share	Portfolio Turnover Rate

$11.17	$12.00	5.77%	$124,295	1.63%		1.63%		1.35%		1.35%		6.51%		$64,320	16%
10.71	11.98	3.28	118,817	1.42		1.42		1.33		1.33		6.22		62,593	20
11.41	12.35	4.36	126,085	1.35	*	1.35	*	1.33	*	1.33	*	6.48	*	64,898	7
11.28	12.32	9.89	124,424	1.40		1.40		1.33		1.33		6.65		64,373	7
10.98	12.01	7.83	120,520	1.51		1.51		1.45		1.45		7.30		63,139	5
11.32	12.01	4.14	123,685	1.42		1.43		1.33		1.34		6.78		64,140	25

$9.27	$9.92	4.34%	$52,884	1.83%		1.83%		1.57%		1.57%		6.07%		$66,300	12%
8.95	10.04	3.95	50,981	1.61		1.61		1.50		1.50		5.88		64,820	24
9.55	10.27	5.75	54,247	1.55	*	1.55	*	1.53	*	1.53	*	5.87	*	67,378	0
9.42	9.87	11.09	53,548	1.55		1.55		1.49		1.49		6.04		66,764	13
9.43	9.49	9.47	53,369	1.66		1.66		1.60		1.60		6.31		66,695	24
8.51	9.30	(6.83)	48,007	1.65		1.65		1.56		1.56		6.72		62,505	17

ANNUAL REPORT	DECEMBER 31, 2017	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Assets:
Investments, at value
Investments in securities*	$563,979	$1,239,795	$606,990	$499,665
Cash	545	1,887	86	856
Receivable for investments sold	15	590	2,100	0
Interest and/or dividends receivable	7,315	14,580	7,489	7,079
Other assets	88	67	46	37
Total Assets	571,942	1,256,919	616,711	507,637

Liabilities:
Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$49,358	$133,378	$60,151	$89,633
Payable for investments purchased	0	0	2,100	0
Distributions payable to common shareholders	1,532	4,026	1,830	1,443
Distributions payable to preferred shareholders	66	128	66	55
Accrued management fees	321	671	341	256
Other liabilities	142	379	160	231
Total Liabilities	51,419	138,582	64,648	91,618

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share)	190,000	367,000	189,000	150,000

Net Assets Applicable to Common Shareholders	$330,523	$751,337	$363,063	$266,019

Net Assets Applicable to Common Shareholders Consist of:
Par value ($0.00001 per share)	$0	$1	$0	$0
Paid in capital in excess of par	282,236	637,963	307,625	221,648
Undistributed (overdistributed) net investment income	849	21,213	282	11,102
Accumulated undistributed net realized gain (loss)	(4,483)	(9,081)	472	(6,661)
Net unrealized appreciation (depreciation)	51,921	101,241	54,684	39,930

Net Assets Applicable to Common Shareholders	$330,523	$751,337	$363,063	$266,019

Net Asset Value Per Common Share	$12.87	$12.13	$11.06	$14.20

Common Shares Outstanding	25,680	61,935	32,834	18,733

Preferred Shares Issued and Outstanding	8	15	8	6

Cost of investments in securities	$512,058	$1,138,556	$552,306	$459,735

* Includes repurchase agreements of:	$4,000	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$479,363	$417,007	$156,913	$227,616	$94,629
2,213	1,656	309	2,896	630
0	0	0	0	0
6,105	5,638	2,081	2,707	1,073
21	28	752	15	5
487,702	424,329	160,055	233,234	96,337

$44,972	$75,910	$18,899	$28,808	$11,087
0	0	0	0	0
1,513	1,001	442	564	241
57	40	19	28	12
271	217	95	130	64
102	194	36	409	49
46,915	77,362	19,491	29,939	11,453

163,000	125,000	47,000	79,000	32,000

$277,787	$221,967	$93,564	$124,295	$52,884

$0	$0	$0	$0	$0
230,739	191,795	81,349	110,868	45,840
(1,570)	1,254	1,651	(592)	22
556	(3,944)	1,038	(2,603)	32
48,062	32,862	9,526	16,622	6,990

$277,787	$221,967	$93,564	$124,295	$52,884

$8.69	$9.98	$12.06	$11.17	$9.27

31,979	22,243	7,759	11,130	5,705

7	5	2	3	1

$431,301	$384,146	$147,386	$210,995	$87,639

$0	$0	$0	$0	$0

ANNUAL REPORT	DECEMBER 31, 2017	23

Statements of Operations

Year Ended December 31, 2017
(Amounts in thousands)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III	PIMCO California Municipal Income Fund

Investment Income:
Interest	$27,899	$60,001	$30,316	$22,324
Total Income	27,899	60,001	30,316	22,324

Expenses:
Management fees	3,639	7,610	3,860	2,913
Trustee fees and related expenses	76	162	79	61
Interest expense	515	1,510	716	1,041
Auction agent fees and commissions	202	384	205	154
Auction rate preferred shares related expenses	24	24	23	23
Miscellaneous expense	35	62	59	56
Total Expenses	4,491	9,752	4,942	4,248

Net Investment Income (Loss)	23,408	50,249	25,374	18,076

Net Realized Gain (Loss):
Investments in securities	(1,751)	751	8,779	1,030

Net Realized Gain (Loss)	(1,751)	751	8,779	1,030

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	10,872	22,225	3,381	7,068

Net Change in Unrealized Appreciation (Depreciation)	10,872	22,225	3,381	7,068

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,529	$73,225	$37,534	$26,174

Distributions on Preferred Shares from Net Investment Income	$(2,622)	$(5,064)	$(2,608)	$(2,067)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$29,907	$68,161	$34,926	$24,107

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$23,158	$18,440	$6,757	$10,023	$4,147
23,158	18,440	6,757	10,023	4,147

3,081	2,454	1,076	1,483	726
64	51	21	30	14
683	928	229	348	135
204	130	47	88	33
23	23	24	23	23
58	49	39	42	34
4,113	3,635	1,436	2,014	965

19,045	14,805	5,321	8,009	3,182

3,228	2,790	3,276	2,001	485

3,228	2,790	3,276	2,001	485

7,655	4,888	749	3,059	1,534

7,655	4,888	749	3,059	1,534

$29,928	$22,483	$9,346	$13,069	$5,201

$(2,249)	$(1,727)	$(651)	$(1,088)	$(442)

$27,679	$20,756	$8,695	$11,981	$4,759

ANNUAL REPORT	DECEMBER 31, 2017	25

(THIS PAGE INTENTIONALLY LEFT BLANK)

26	PIMCO CLOSED-END FUNDS

Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II

(Amounts in thousands†)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$23,408	$23,020	$50,249	$48,391
Net realized gain (loss)	(1,751)	2,791	751	2,607
Net change in unrealized appreciation (depreciation)	10,872	(20,598)	22,225	(36,599)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	32,529	5,213	73,225	14,399
Distributions on preferred shares from net investment income	(2,622)	(1,410)	(5,064)	(2,724)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	29,907	3,803	68,161	11,675

Distributions to Common Shareholders:
From net investment income	(18,916)	(24,922)	(48,197)	(47,964)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(18,916)	(24,922)	(48,197)	(47,964)

Common Share Transactions**:
Receipts for shares sold	0	0	0	0
Issued as reinvestment of distributions	1,059	1,250	3,860	3,590

Total increase (decrease) in net assets applicable to common shareholders	12,050	(19,869)	23,824	(32,699)

Net Assets Applicable to Common Shareholders:
Beginning of year	318,473	338,342	727,513	760,212
End of year*	$330,523	$318,473	$751,337	$727,513

* Including undistributed (overdistributed) net investment income of:	$849	$(1,673)	$21,213	$23,716

** Common Share Transactions:
Shares issued as reinvestment of distributions	80	82	314	283

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

ANNUAL REPORT	DECEMBER 31, 2017	27

Statements of Changes in Net Assets (Cont.)

	PIMCO Municipal Income Fund III		PIMCO California Municipal Income Fund

(Amounts in thousands†)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$25,374	$25,294	$18,076	$17,813
Net realized gain (loss)	8,779	1,710	1,030	1,911
Net change in unrealized appreciation (depreciation)	3,381	(16,445)	7,068	(15,883)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	37,534	10,559	26,174	3,841
Distributions on preferred shares from net investment income	(2,608)	(1,403)	(2,067)	(1,113)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	34,926	9,156	24,107	2,728

Distributions to Common Shareholders:
From net investment income	(22,157)	(24,462)	(17,290)	(17,250)
Tax basis return of capital	0	0	0	0

Total Distributions to Common Shareholders(a)	(22,157)	(24,462)	(17,290)	(17,250)

Common Share Transactions**:
Receipts for shares sold	0	0	0	11
Issued as reinvestment of distributions	871	897	726	642

Total increase (decrease) in net assets applicable to common shareholders	13,640	(14,409)	7,543	(13,869)

Net Assets Applicable to Common Shareholders:
Beginning of year	349,423	363,832	258,476	272,345
End of year*	$363,063	$349,423	$266,019	$258,476

* Including undistributed (overdistributed) net investment income of:	$282	$(511)	$11,102	$12,581

** Common Share Transactions:
Shares issued as reinvestment of distributions	78	77	45	42

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund II		PIMCO California Municipal Income Fund III		PIMCO New York Municipal Income Fund

Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

$19,045	$19,695	$14,805	$14,466	$5,321	$5,420
3,228	2,965	2,790	18	3,276	460
7,655	(20,192)	4,888	(11,716)	749	(3,953)

29,928	2,468	22,483	2,768	9,346	1,927
(2,249)	(1,210)	(1,727)	(928)	(651)	(350)

27,679	1,258	20,756	1,840	8,695	1,577

(17,701)	(19,333)	(13,997)	(15,961)	(5,298)	(5,279)
(434)	0	0	0	0	0

(18,135)	(19,333)	(13,997)	(15,961)	(5,298)	(5,279)

0	0	0	0	0	0
598	623	562	546	342	322

10,142	(17,452)	7,321	(13,575)	3,739	(3,380)

267,645	285,097	214,646	228,221	89,825	93,205
$277,787	$267,645	$221,967	$214,646	$93,564	$89,825

$(1,570)	$(1,542)	$1,254	$2,362	$1,651	$2,278

63	63	52	47	28	26

ANNUAL REPORT	DECEMBER 31, 2017	29

Statements of Changes in Net Assets (Cont.)

	PIMCO New York Municipal Income Fund II		PIMCO New York Municipal Income Fund III

(Amounts in thousands†)	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$8,009	$7,932	$3,182	$3,213
Net realized gain (loss)	2,001	396	485	17
Net change in unrealized appreciation (depreciation)	3,059	(6,724)	1,534	(2,809)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	13,069	1,604	5,201	421
Distributions on preferred shares from net investment income	(1,088)	(586)	(442)	(238)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	11,981	1,018	4,759	183

Distributions to Common Shareholders:
From net investment income	(6,662)	(8,316)	(2,948)	(3,584)
Tax basis return of capital	(271)	(488)	0	0

Total Distributions to Common Shareholders(a)	(6,933)	(8,804)	(2,948)	(3,584)

Common Share Transactions**:
Receipts for shares sold	0	0	0	0
Issued as reinvestment of distributions	430	518	92	135

Total increase (decrease) in net assets applicable to common shareholders	5,478	(7,268)	1,903	(3,266)

Net Assets Applicable to Common Shareholders:
Beginning of year	118,817	126,085	50,981	54,247
End of year*	$124,295	$118,817	$52,884	$50,981

* Including undistributed (overdistributed) net investment income of:	$(592)	$(751)	$22	$271

** Common Share Transactions:
Shares issued as reinvestment of distributions	37	41	10	13

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions—Common Shares, in the Notes to Financial Statements for more information.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Cash Flows

Year Ended December 31, 2017
(Amounts in thousands)	PIMCO California Municipal Income Fund	PIMCO California Municipal Income Fund III

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$26,174	$22,483

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(113,275)	(77,301)
Proceeds from sales of long-term securities	63,166	38,856
(Purchases) Proceeds from sales of short-term portfolio investments, net	(95)	110
(Increase) decrease in interest and/or dividends receivable	(768)	(391)
(Increase) decrease in other assets	(31)	(23)
Increase (decrease) in accrued management fees	(2)	(1)
Increase (decrease) in other liabilities	101	69
Net Realized (Gain) Loss
Investments in securities	(1,030)	(2,790)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(7,068)	(4,888)
Net amortization (accretion) on investments	503	605

Net Cash Provided by (Used for) Operating Activities	(32,325)	(23,271)

Cash Flows Received from (Used for) Financing Activities:
Cash distributions paid*	(18,604)	(15,474)
Proceeds from tender option bond transactions	67,890	58,915
Payments on tender option bond transactions	(16,605)	(19,045)

Net Cash Received from (Used for) Financing Activities	32,681	24,396

Net Increase (Decrease) in Cash and Foreign Currency	356	1,125

Cash and Foreign Currency:
Beginning of year	500	531
End of year	$856	$1,656

* Reinvestment of distributions	$726	$562

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$673	$660

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL REPORT	DECEMBER 31, 2017	31

Schedule of Investments PIMCO Municipal Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 170.6%

MUNICIPAL BONDS & NOTES 169.4%

ALABAMA 8.3%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$3,000	$3,596
5.000% due 09/01/2036 (d)	3,000	3,588
Huntsville-Redstone Village Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2007
5.500% due 01/01/2028	205	189
5.500% due 01/01/2043	885	733
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	15,000	12,552
6.500% due 10/01/2053	750	898
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	4,500	5,881

		27,437

ALASKA 1.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(a)	900	61
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,516

		3,577

ARIZONA 2.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	2,050	2,050
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,595
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	814
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	5,000	5,177

		9,636

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (b)	5,500	2,774

CALIFORNIA 21.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,141
5.000% due 10/01/2042	3,255	3,556
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,763
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,447
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,132
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,669

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	$1,215	$1,402
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	2,300	2,350
5.250% due 03/01/2038	1,250	1,258
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	3,200	3,374
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	2,079
5.500% due 03/01/2040	500	539
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,310	2,492
6.750% due 02/01/2038	8,485	9,171
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,125
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	370	408
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,182
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,572
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	4,175	4,262
Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,253
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,786
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (b)	2,000	1,373

		71,335

COLORADO 1.5%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,639
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	481
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	722
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	430
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,580

		4,852

CONNECTICUT 2.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,386
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,717

		8,103

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	2,500	2,629

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 2.9%
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	$4,000	$4,112
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	175	185
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	3,900	3,996
Miami-Dade County, Florida School Board Foundation, Inc., Certificates of Participation Bonds, (AGC Insured), Series 2009
5.375% due 02/01/2034	1,250	1,303

		9,596

GEORGIA 4.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,200	3,322
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,853
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (d)	2,300	2,513

		15,688

HAWAII 1.2%
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (d)	1,960	2,151
4.000% due 10/01/2036 (d)	1,610	1,764

		3,915

ILLINOIS 11.1%
Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,907
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,602
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,382
5.500% due 01/01/2034	2,300	2,506
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,396
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	5,000	5,101
7.125% due 11/15/2037	400	430
Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047 (d)	1,250	1,334
5.250% due 12/01/2052	1,250	1,331
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2028	7,000	7,653
5.000% due 12/01/2038	2,000	2,144
Springfield, Illinois Electric Revenue Bonds, Series 2008
5.000% due 03/01/2036	1,900	1,911

		36,697

INDIANA 1.7%
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2032	3,000	3,103
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,045
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,345	1,515

		5,663

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	$532	$5
5.400% due 11/15/2046 ^	2,836	2,977

		2,982

KANSAS 0.4%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,075
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(a)	802	180

		1,255

KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,109

LOUISIANA 2.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,317
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (ACA Insured), Series 2000
6.550% due 09/01/2025	1,200	1,347
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	833
6.500% due 11/01/2035	400	449
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,308

		9,254

MARYLAND 0.7%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,642
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	735

		2,377

MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	809
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (b)(f)	103	7
6.250% due 11/15/2039	388	405
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,300	2,448
5.000% due 01/01/2047	1,000	1,142
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,500	1,578

		6,389

MICHIGAN 5.8%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,176
5.000% due 12/01/2031 (d)	1,200	1,432
5.000% due 12/01/2046 (d)	2,400	2,774

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (d)	$1,000	$1,153
5.000% due 10/15/2051 (d)	1,500	1,724
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,251
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,500
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	15,000	435
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,567

		19,012

MINNESOTA 0.5%
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,592

MISSOURI 0.3%
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2026	1,000	1,002
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	90	94

		1,096

NEBRASKA 0.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	1,500	1,934

NEW JERSEY 16.4%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	2,000	2,076
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,752
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	18,836
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	573
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,321
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	1,500	790
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,076
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	276
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	12,100	11,870
5.000% due 06/01/2029	1,930	1,930
5.000% due 06/01/2041	11,000	10,718

		54,218

NEW MEXICO 2.4%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,086

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	$6,400	$6,741

		7,827

NEW YORK 22.6%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	16,774
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,374
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	1,137	193
6.700% due 01/01/2049	3,150	3,201
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	4,000	4,348
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	3,000	3,134
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	13,143
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	4,073
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	8,302
5.000% due 11/15/2044	10,000	10,908
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	3,824
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	3,000	3,265

		74,539

OHIO 8.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	954
5.875% due 06/01/2047	11,600	11,223
6.500% due 06/01/2047	9,280	9,280
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,112
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,524

		28,093

OREGON 0.8%
Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,124
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	600	629

		2,753

PENNSYLVANIA 7.2%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2009
5.250% due 06/01/2039	5,000	5,257
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,173

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	33

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	$350	$374
6.000% due 07/01/2043	500	553
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,130
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,582
5.625% due 07/01/2042	1,000	1,113
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	7,000	7,249
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	519

		23,950

PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	3,000	3,313

RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,299
5.000% due 06/01/2050	1,000	1,047

		2,346

SOUTH CAROLINA 4.1%
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,363
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,609
5.500% due 12/01/2053	5,000	5,690

		13,662

TENNESSEE 4.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,488
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (b)	1,000	680
0.000% due 12/01/2026 (b)	1,000	642
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,920
5.250% due 09/01/2024	5,000	5,882

		15,612

TEXAS 17.3%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,259
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	6,187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	$300	$317
4.000% due 08/15/2035 (d)	800	845
4.000% due 08/15/2036 (d)	600	632
4.000% due 08/15/2037 (d)	900	946
4.000% due 08/15/2040 (d)	900	942
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	4,200	4,350
5.500% due 12/15/2038	4,200	4,360
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	3,505	3,505
5.750% due 01/01/2033	600	600
North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,089
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,943
5.500% due 09/01/2041	600	676
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	281
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	4,000	4,164
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	6,400	6,758
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	563
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
6.280% due 08/01/2039 (e)	1,000	1,099
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	4,067
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,500	7,816
Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,063
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	564

		57,026

U.S. VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	4,000	2,430
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	558

		2,988

UTAH 2.4%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	8,066

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.9%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	$1,000	$1,055
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,926	1,940

		2,995

WASHINGTON 2.6%
Tender Option Bond Trust Receipts/Certificates, Washington General Obligation Bonds, Series 2009
8.230% due 02/01/2034 (e)	6,670	7,402
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	749
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	267

		8,418

WEST VIRGINIA 0.8%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,043
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	1,500	1,592

		2,635

WISCONSIN 0.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	500	528
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2042 (d)	2,000	2,108

		2,636

Total Municipal Bonds & Notes (Cost $508,058)		559,979

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS (g) 1.2%
		4,000

Total Short-Term Instruments (Cost $4,000)		4,000

Total Investments in Securities (Cost $512,058)		563,979

Total Investments 170.6% (Cost $512,058)		$563,979

Preferred Shares (57.5)%		(190,000)

Other Assets and Liabilities, net (13.1)%		(43,456)

Net Assets Applicable to Common Shareholders 100.0%		$330,523

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017

(c)	Security becomes interest bearing at a future date.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2017.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$ 3	$7	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.700%	12/29/2017	01/02/2018	$4,000	U.S. Treasury Bonds 2.500% due 02/15/2045	$(4,094)	$4,000	$4,001

Total Repurchase Agreements						$(4,094)	$4,000	$4,001

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$4,001	$0	$0	$4,001	$(4,094)	$(93)

Total Borrowings and Other Financing Transactions	$4,001	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	35

Schedule of Investments PIMCO Municipal Income Fund (Cont.)

December 31, 2017

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$27,437	$0	$27,437
Alaska	0	3,577	0	3,577
Arizona	0	9,636	0	9,636
Arkansas	0	2,774	0	2,774
California	0	71,335	0	71,335
Colorado	0	4,852	0	4,852
Connecticut	0	8,103	0	8,103
District of Columbia	0	2,629	0	2,629
Florida	0	9,596	0	9,596
Georgia	0	15,688	0	15,688
Hawaii	0	3,915	0	3,915
Illinois	0	36,697	0	36,697
Indiana	0	5,663	0	5,663
Iowa	0	2,982	0	2,982
Kansas	0	1,255	0	1,255
Kentucky	0	1,109	0	1,109
Louisiana	0	9,254	0	9,254
Maryland	0	2,377	0	2,377
Massachusetts	0	6,389	0	6,389
Michigan	0	19,012	0	19,012
Minnesota	0	1,592	0	1,592

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Missouri	$0	$1,096	$0	$1,096
Nebraska	0	1,934	0	1,934
New Jersey	0	54,218	0	54,218
New Mexico	0	7,827	0	7,827
New York	0	74,539	0	74,539
Ohio	0	28,093	0	28,093
Oregon	0	2,753	0	2,753
Pennsylvania	0	23,950	0	23,950
Puerto Rico	0	3,313	0	3,313
Rhode Island	0	2,346	0	2,346
South Carolina	0	13,662	0	13,662
Tennessee	0	15,612	0	15,612
Texas	0	57,026	0	57,026
U.S. Virgin Islands	0	2,988	0	2,988
Utah	0	8,066	0	8,066
Virginia	0	2,995	0	2,995
Washington	0	8,418	0	8,418
West Virginia	0	2,635	0	2,635
Wisconsin	0	2,636	0	2,636
Short-Term Instruments
Repurchase Agreements	0	4,000	0	4,000

Total Investments	$0	$563,979	$0	$563,979

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund II

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 165.0%

MUNICIPAL BONDS & NOTES 165.0%

ALABAMA 9.7%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (d)	$7,000	$8,391
5.000% due 09/01/2036 (d)	7,000	8,373
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	2,000	2,234
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	18,500	15,481
6.500% due 10/01/2053	18,000	21,546
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	12,900	16,858

		72,883

ARIZONA 12.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	2,860	2,860
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	29,852
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,627
Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,962
5.250% due 07/01/2041	3,700	4,148
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	10,000	10,354
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	15,232
5.000% due 12/01/2037	22,400	28,075

		94,110

CALIFORNIA 17.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	1,430	1,443
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,556
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,881
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	2,000	2,298
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,600
6.273% due 11/15/2036	5,000	6,013
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,338
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	12,500	14,710
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,510	2,897
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	$5,200	$5,312
5.250% due 03/01/2038	2,500	2,516
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	10,018
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,504
5.500% due 03/01/2040	5,750	6,199
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,276
6.750% due 02/01/2038	17,415	18,824
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,071
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,125
6.000% due 08/15/2042	5,690	6,330
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	415	458
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,571
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	2,000	2,042
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	3,000	3,471
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	500	527
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	2,000	2,024
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	3,300	3,682
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	4,725	5,028

		128,710

COLORADO 2.4%
Aurora, Colorado Revenue Bonds, Series 2010
5.000% due 12/01/2040	5,800	6,204
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	2,000	2,185
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	6,045	6,417
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	1,000	1,069
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	2,064

		17,939

CONNECTICUT 0.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	1,000	1,077
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,419
University of Connecticut Revenue Bonds, Series 2017
5.000% due 01/15/2036	4,000	4,612

		7,108

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 5.5%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009
7.000% due 04/01/2039	$1,000	$1,067
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	600	637
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2042	4,000	4,452
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	8,500	8,738
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,068
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	205	217
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	7,900	8,095
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008
5.625% due 11/15/2037	3,000	3,219
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	10,000	10,737
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (d)	3,000	3,425

		41,655

GEORGIA 5.5%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010
5.000% due 01/01/2040	1,500	1,585
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	4,423
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	7,500	7,787
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	21,677
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (d)	5,200	5,681

		41,153

HAWAII 1.2%
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (d)	4,420	4,850
4.000% due 10/01/2036 (d)	3,635	3,983

		8,833

ILLINOIS 16.9%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,882
5.500% due 01/01/2042	1,250	1,356
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	15,535
5.500% due 01/01/2034	5,200	5,665
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038	1,250	1,253
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2029	2,000	2,396
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,631	1,634
6.750% due 12/01/2032	5,291	5,318

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	37

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	$1,430	$1,460
7.000% due 01/01/2028	2,900	2,960
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,540	1,544
6.000% due 03/01/2037 ^(a)	250	61
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	5,000	5,101
7.125% due 11/15/2037	700	753
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,194
Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047 (d)	2,500	2,667
5.250% due 12/01/2052	2,800	2,982
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	26,225	26,270
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2028	15,000	16,400
5.000% due 12/01/2038	2,175	2,331
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	3,500	3,824
Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041 (d)	12,500	14,515

		127,101

INDIANA 0.2%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,340	1,509

IOWA 1.5%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	1
5.400% due 11/15/2046 ^	769	807
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	10,413

		11,221

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	537

KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,109

LOUISIANA 1.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	7,000	7,555
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	833
6.000% due 10/01/2044	1,000	1,114
6.500% due 11/01/2035	450	505
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,309
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 07/01/2057	1,000	1,131

		13,447

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MARYLAND 1.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	$4,050	$4,050
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,584
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,616

		8,250

MASSACHUSETTS 1.7%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,078
7.625% due 10/15/2037	535	574
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	5,200	5,535
5.000% due 01/01/2047	2,500	2,856
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	3,051

		13,094

MICHIGAN 5.3%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (d)	7,000	7,333
5.000% due 12/01/2031 (d)	2,600	3,103
5.000% due 12/01/2046 (d)	5,100	5,894
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	780	609
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (d)	3,500	4,034
5.000% due 10/15/2051 (d)	4,000	4,597
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	10,000	10,503
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	25,000	725
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,134

		39,932

MINNESOTA 0.1%
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	425

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	40

MISSOURI 1.5%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	145	151
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	11,053

		11,204

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	$2,500	$3,223

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,154

NEW JERSEY 8.4%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	908
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028 ^	525	373
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,153
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,503
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2042	1,000	1,097
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	3,025	3,224
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,720
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,643
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	2,500	1,316
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,076
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	1,010	1,113
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	14,255	13,984
5.000% due 06/01/2029	4,000	4,000
5.000% due 06/01/2041	21,475	20,925

		63,035

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,172

NEW YORK 19.3%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	36,255
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,363
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	298	51
6.700% due 01/01/2049	825	838
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	7,000	7,609
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,089

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	$11,505	$15,121
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,059
5.625% due 07/15/2047	2,500	2,693
6.375% due 07/15/2049	1,250	1,343
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	11,070
5.750% due 11/15/2051	44,000	49,898
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,179
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,912
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	8,000	8,706

		145,186

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,719

OHIO 11.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	6,000	5,724
5.875% due 06/01/2047	29,400	28,444
6.250% due 06/01/2037	15,000	15,062
6.500% due 06/01/2047	19,400	19,400
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,310
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,120
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	11,047

		87,107

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,060
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,211

		2,271

PENNSYLVANIA 10.3%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,160
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,018
6.000% due 07/01/2035	670	682
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	11,580	12,186
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	533
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	9,242

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	$400	$428
6.000% due 07/01/2043	850	941
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	11,191
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2015
5.000% due 04/01/2045	4,000	4,607
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,116
5.625% due 07/01/2042	7,000	7,787
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	17,605
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	519
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,062

		77,077

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	7,000	7,731
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	600	665

		8,396

RHODE ISLAND 2.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	18,450	19,321

SOUTH CAROLINA 1.7%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,064
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,379

		12,443

TENNESSEE 2.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (b)	3,975	1,827
5.125% due 12/01/2042	5,000	4,975
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,860
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,079
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,389
5.000% due 02/01/2027	6,000	7,104

		20,234

TEXAS 17.4%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,624
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	23,625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	$3,750	$4,000
5.500% due 10/01/2039	12,700	13,589
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	700	741
4.000% due 08/15/2035 (d)	1,400	1,478
4.000% due 08/15/2036 (d)	1,330	1,402
4.000% due 08/15/2037 (d)	1,620	1,702
4.000% due 08/15/2040 (d)	1,800	1,885
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	10,300	10,667
5.500% due 12/15/2038	10,300	10,691
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	1,540	1,540
5.750% due 01/01/2033	1,200	1,200
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,154
5.500% due 09/01/2041	1,300	1,465
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	281
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,122
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (d)	13,600	14,361
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,125
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	23,303
Texas State General Obligation Bonds, Series 2010
5.837% due 04/01/2037	4,880	4,959
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,128

		131,042

U.S. VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	1,100	668
6.625% due 10/01/2029	2,485	1,361
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2025	8,500	4,739

		6,768

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,055
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	412	31
6.000% due 06/01/2043	1,269	1,240

		2,326

WASHINGTON 0.3%
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,390
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,067

		2,457

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	39

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	$2,000	$2,086
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,176
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	2,000	2,123

		6,385

WISCONSIN 0.6%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,057

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	$3,000	$3,162

		4,219

Total Municipal Bonds & Notes (Cost $1,138,556)		1,239,795

Total Investments in Securities (Cost $1,138,556)		1,239,795

Total Investments 165.0% (Cost $1,138,556)		$1,239,795

Preferred Shares (48.8)%		(367,000)

Other Assets and Liabilities, net (16.2)%		(121,458)

Net Assets Applicable to Common Shareholders 100.0%		$751,337

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$72,883	$0	$72,883
Arizona	0	94,110	0	94,110
California	0	128,710	0	128,710
Colorado	0	17,939	0	17,939
Connecticut	0	7,108	0	7,108
Florida	0	41,655	0	41,655
Georgia	0	41,153	0	41,153
Hawaii	0	8,833	0	8,833
Illinois	0	127,101	0	127,101
Indiana	0	1,509	0	1,509
Iowa	0	11,221	0	11,221
Kansas	0	537	0	537
Kentucky	0	1,109	0	1,109
Louisiana	0	13,447	0	13,447
Maryland	0	8,250	0	8,250
Massachusetts	0	13,094	0	13,094
Michigan	0	39,932	0	39,932
Minnesota	0	425	0	425
Mississippi	0	40	0	40
Missouri	0	11,204	0	11,204

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Nebraska	$0	$3,223	$0	$3,223
New Hampshire	0	2,154	0	2,154
New Jersey	0	63,035	0	63,035
New Mexico	0	2,172	0	2,172
New York	0	145,186	0	145,186
North Dakota	0	3,719	0	3,719
Ohio	0	87,107	0	87,107
Oregon	0	2,271	0	2,271
Pennsylvania	0	77,077	0	77,077
Puerto Rico	0	8,396	0	8,396
Rhode Island	0	19,321	0	19,321
South Carolina	0	12,443	0	12,443
Tennessee	0	20,234	0	20,234
Texas	0	131,042	0	131,042
U.S. Virgin Islands	0	6,768	0	6,768
Virginia	0	2,326	0	2,326
Washington	0	2,457	0	2,457
West Virginia	0	6,385	0	6,385
Wisconsin	0	4,219	0	4,219

Total Investments	$0	$1,239,795	$0	$1,239,795

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Income Fund III

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 167.2%

MUNICIPAL BONDS & NOTES 167.2%

ALABAMA 11.2%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$531
Alabama State Docks Department Revenue Bonds, Series 2010
6.000% due 10/01/2040	1,000	1,117
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2017
4.000% due 08/01/2047	6,500	7,001
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	19,000	15,899
6.500% due 10/01/2053	7,500	8,977
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	5,500	7,188

		40,713

ARIZONA 9.8%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	1,250	1,250
5.500% due 01/01/2038	900	900
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
5.000% due 09/01/2039 (d)	13,000	13,067
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	813
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	5,000	5,177
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	14,539

		35,746

CALIFORNIA 21.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	500	505
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,639
5.000% due 10/01/2042	3,260	3,562
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	12,000	14,115
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,500	2,665
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,669
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	2,015	2,293
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,260	1,454
California State General Obligation Bonds, Series 2008
5.250% due 03/01/2038	1,350	1,359
California State General Obligation Bonds, Series 2009
5.750% due 04/01/2031	2,500	2,629
6.000% due 04/01/2038	5,000	5,272
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,422
5.500% due 03/01/2040	3,200	3,450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	$2,580	$2,784
6.750% due 02/01/2038	9,200	9,944
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	1,000	1,066
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	3,000	3,375
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	3,600	3,600
5.750% due 06/01/2047	1,055	1,062
Los Angeles Community College District, California General Obligation Bonds, Series 2009
8.230% due 08/01/2033 (e)	1,675	1,771
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,938
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	1,250	1,367
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,785
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	6,200	6,214

		77,940

COLORADO 1.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (d)	1,500	1,639
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	2,000	2,123
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	722
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	500	549

		5,033

CONNECTICUT 0.4%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.875% due 04/01/2039	1,250	1,419

DISTRICT OF COLUMBIA 2.8%
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039 (d)	10,000	10,299

		10,299

FLORIDA 6.3%
Broward County, Florida Airport System Revenue Bonds, Series 2009
5.375% due 10/01/2029	500	531
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (d)	4,500	4,626
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011
5.000% due 10/01/2041	3,000	3,353
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	205	217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (d)	$4,200	$4,304
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010
6.273% due 10/01/2039 (e)	5,000	5,770
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (d)	3,750	3,883

		22,684

GEORGIA 4.8%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,600	3,738
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	10,000	10,960
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 10/01/2038 (d)	2,500	2,731

		17,429

HAWAII 1.6%
Hawaii Pacific Health Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,500	1,620
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (d)	2,135	2,343
4.000% due 10/01/2036 (d)	1,755	1,923

		5,886

ILLINOIS 13.5%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2039	3,000	3,519
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	435
5.500% due 01/01/2042	1,000	1,084
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,933
5.500% due 01/01/2034	2,665	2,903
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	3,000	3,474
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2027	1,750	2,096
Chicago, Illinois Waterworks Revenue Bonds, (AGM Insured), Series 2017
5.250% due 11/01/2034	3,730	4,461
Illinois Finance Authority Revenue Bonds, Series 2007
5.875% due 03/01/2027 ^(a)	1,000	245
6.000% due 03/01/2037 ^(a)	625	153
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	5,000	5,101
7.125% due 11/15/2037	400	430
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 08/15/2038	1,000	1,089
Illinois Finance Authority Revenue Bonds, Series 2017
4.000% due 07/15/2047 (d)	1,250	1,334
5.250% due 12/01/2052	1,250	1,332
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2028	7,000	7,653
5.000% due 12/01/2038	2,000	2,144
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	3,500	3,500

		48,886

INDIANA 0.6%
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,975	2,224

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	41

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.1%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	$76	$1
5.400% due 11/15/2046 ^	403	423

		424

KENTUCKY 1.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	2,000	2,219
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2046	3,000	3,367

		5,586

LOUISIANA 2.7%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (d)	4,000	4,317
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,666
6.000% due 10/01/2044	1,000	1,114
6.500% due 11/01/2035	400	449
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,309

		9,855

MARYLAND 0.8%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,000	1,095
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	700	792
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
6.000% due 07/01/2041	1,000	1,144

		3,031

MASSACHUSETTS 2.6%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037	275	295
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (b)(f)	140	9
6.250% due 11/15/2039	529	553
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,500	2,661
5.000% due 01/01/2047	1,000	1,142
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	3,185	3,189
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,600	1,683

		9,532

MICHIGAN 5.1%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,176
4.000% due 12/01/2040 (d)	500	524
5.000% due 12/01/2031 (d)	1,200	1,432
5.000% due 12/01/2046 (d)	2,500	2,890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (d)	$1,500	$1,729
5.000% due 10/15/2051 (d)	1,500	1,724
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (d)	5,000	5,251
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (b)	12,500	362
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,567

		18,655

MISSOURI 0.2%
Jennings, Missouri Revenue Bonds, Series 2006
5.000% due 11/01/2023	220	208
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	500	511

		719

NEBRASKA 0.5%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	1,500	1,934

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,154

NEW JERSEY 7.6%
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	5,000	5,503
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
6.500% due 04/01/2028	4,500	5,365
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,321
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	3,200	1,685
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	900	992
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,600	1,570
5.000% due 06/01/2029	1,500	1,500
5.000% due 06/01/2041	8,745	8,521

		27,457

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,086

NEW YORK 13.6%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	9,800	10,698
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,573
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	$311	$53
6.700% due 01/01/2049	863	876
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	10,450	11,085
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	2,000	2,174
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	2,308
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	11,000	11,999
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	1,000	1,088

		49,228

NORTH CAROLINA 2.6%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	6,000	6,685
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,651

		9,336

OHIO 14.4%
Allen County, Ohio Revenue Bonds, Series 2010
5.000% due 06/01/2038	500	539
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	954
5.875% due 06/01/2047	8,400	8,127
6.250% due 06/01/2037	5,000	5,021
6.500% due 06/01/2047	30,350	30,351
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,500	1,668
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,523

		52,183

PENNSYLVANIA 7.6%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2009
5.625% due 08/15/2039	1,000	1,062
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,600	7,181
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,018
6.000% due 07/01/2035	670	682
Dauphin County, Pennsylvania General Authority Revenue Bonds, Series 2009
6.000% due 06/01/2036	1,000	1,061
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (d)	5,000	5,261
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	100	107
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	3,000	3,195
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	5,000	5,595

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	$1,645	$1,830
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	519

		27,511

PUERTO RICO 1.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	3,500	3,865

SOUTH CAROLINA 6.8%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,064
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	800	859
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,609
5.500% due 12/01/2053	15,000	17,069

		24,601

TENNESSEE 1.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,488
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (b)	1,000	680
0.000% due 12/01/2026 (b)	1,000	642
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,250	1,328
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,079

		6,217

TEXAS 19.1%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,300	1,364
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,500	5,063

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	$300	$317
4.000% due 08/15/2035 (d)	800	845
4.000% due 08/15/2036 (d)	600	632
4.000% due 08/15/2037 (d)	900	946
4.000% due 08/15/2040 (d)	900	943
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	5,500	5,696
5.500% due 12/15/2038	5,500	5,709
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	9,550	9,550
5.750% due 01/01/2033	700	700
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,211
5.500% due 09/01/2041	600	676
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042	10,000	10,574
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,122
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	563
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
6.280% due 08/01/2039 (e)	6,500	7,142
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	181
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	9,600	11,543
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	564

		69,341

U.S. VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.625% due 10/01/2029	1,335	731
6.750% due 10/01/2037	1,165	638
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	557

		1,926

VIRGINIA 0.5%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,055

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	$201	$15
6.000% due 06/01/2043	619	605

		1,675

WASHINGTON 0.4%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	$1,000	$1,067
Washington Health Care Facilities Authority Revenue Bonds, Series 2010
5.500% due 12/01/2039	500	553

		1,620

WEST VIRGINIA 0.7%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,043
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (d)	1,500	1,592

		2,635

WISCONSIN 2.3%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	3,500	3,924
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,057
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.625% due 04/15/2039	1,000	1,072
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (d)	2,000	2,107

		8,160

Total Municipal Bonds & Notes (Cost $552,306)		606,990

Total Investments in Securities (Cost $552,306)		606,990

Total Investments 167.2% (Cost $552,306)		$606,990

Preferred Shares (52.1)%		(189,000)

Other Assets and Liabilities, net (15.1)%		(54,927)

Net Assets Applicable to Common Shareholders 100.0%		$363,063

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2017.

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	43

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)

December 31, 2017

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$ 4	$9	0.00%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$40,713	$0	$40,713
Arizona	0	35,746	0	35,746
California	0	77,940	0	77,940
Colorado	0	5,033	0	5,033
Connecticut	0	1,419	0	1,419
District of Columbia	0	10,299	0	10,299
Florida	0	22,684	0	22,684
Georgia	0	17,429	0	17,429
Hawaii	0	5,886	0	5,886
Illinois	0	48,886	0	48,886
Indiana	0	2,224	0	2,224
Iowa	0	424	0	424
Kentucky	0	5,586	0	5,586
Louisiana	0	9,855	0	9,855
Maryland	0	3,031	0	3,031
Massachusetts	0	9,532	0	9,532
Michigan	0	18,655	0	18,655
Missouri	0	719	0	719

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Nebraska	$0	$1,934	$0	$1,934
New Hampshire	0	2,154	0	2,154
New Jersey	0	27,457	0	27,457
New Mexico	0	1,086	0	1,086
New York	0	49,228	0	49,228
North Carolina	0	9,336	0	9,336
Ohio	0	52,183	0	52,183
Pennsylvania	0	27,511	0	27,511
Puerto Rico	0	3,865	0	3,865
South Carolina	0	24,601	0	24,601
Tennessee	0	6,217	0	6,217
Texas	0	69,341	0	69,341
U.S. Virgin Islands	0	1,926	0	1,926
Virginia	0	1,675	0	1,675
Washington	0	1,620	0	1,620
West Virginia	0	2,635	0	2,635
Wisconsin	0	8,160	0	8,160

Total Investments	$0	$606,990	$0	$606,990

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.8%

MUNICIPAL BONDS & NOTES 187.7%

CALIFORNIA 182.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	$10,000	$10,089
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	4,000	4,002
6.125% due 06/01/2038	1,000	1,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,526
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (c)	10,200	10,570
5.000% due 10/01/2039 (c)	10,000	10,268
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	5,794
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	2,000	2,139
6.000% due 07/01/2039	4,000	4,263
6.500% due 11/01/2038	1,000	1,097
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,450	1,546
6.273% due 11/15/2036	1,000	1,203
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,113
6.000% due 08/15/2042	2,800	3,115
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	7,300	8,237
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	1,675	1,906
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,485
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (c)	8,500	9,242
5.000% due 11/15/2046 (c)	9,500	11,180
5.000% due 08/15/2055	6,000	6,984
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,170
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	2,900	2,995
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	910	1,050
California Municipal Finance Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043 (c)	3,500	3,854
5.000% due 01/01/2042	1,750	2,064
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,134
5.250% due 08/01/2040	1,250	1,357
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,975	2,008
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	5,140	5,524
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	560	632

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	$2,000	$2,109
6.000% due 11/01/2039	2,000	2,159
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	2,400	2,626
5.500% due 03/01/2040	1,500	1,617
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	8,066
California State Public Works Board Revenue Bonds, Series 2009
5.000% due 04/01/2034	2,000	2,088
5.750% due 10/01/2030	2,000	2,145
6.000% due 11/01/2034	2,000	2,157
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,667
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2038	2,285	2,705
5.000% due 11/01/2047	8,000	9,383
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,200	3,269
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,870	2,018
6.750% due 02/01/2038	6,875	7,431
California Statewide Communities Development Authority Revenue Bonds, (NPFGC Insured), Series 2000
5.125% due 07/01/2024	100	102
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	10,709
6.250% due 10/01/2039	1,000	1,066
7.500% due 06/01/2042	965	1,043
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,225
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	12,907
5.125% due 05/15/2031	4,000	4,367
5.375% due 05/15/2038	4,500	4,904
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	235
5.000% due 12/01/2036	1,400	1,546
5.000% due 12/01/2046	5,700	6,240
5.250% due 12/01/2056	1,775	1,971
California Statewide Financing Authority Revenue Bonds, Series 2002
5.625% due 05/01/2029	105	105
6.000% due 05/01/2037	3,000	3,002
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (c)	5,500	5,943
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	5,303
Desert Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2037 (c)	6,750	7,999
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2017
5.000% due 07/01/2047 (c)	4,500	5,437
Eastern Municipal Water District, California Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2035	6,300	6,412
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034 (d)	14,425	14,463
Folsom Redevelopment Agency, California Tax Allocation Bonds, Series 2009
5.500% due 08/01/2036	1,000	1,062
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	1,000	1,007

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	$8,300	$8,300
5.300% due 06/01/2037	1,740	1,762
5.750% due 06/01/2047	18,230	18,356
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,711
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,095
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (c)	6,000	7,041
Kern County, California Certificates of Participation Bonds, (AGC Insured), Series 2009
5.750% due 08/01/2035	10,590	11,082
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	542
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,241
Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (c)	5,500	5,961
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,412
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.375% due 07/01/2034 (c)	3,000	3,119
5.375% due 07/01/2038 (c)	7,000	7,267
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,647
5.000% due 07/01/2043	5,000	5,621
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	2,000	2,291
Los Angeles Department of Water, California Revenue Bonds, Series 2017
5.000% due 07/01/2044	2,000	2,397
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2029 (c)	10,000	10,509
5.000% due 01/01/2034 (c)	8,500	8,926
5.300% due 01/01/2034	250	264
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	15,345	22,540
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	700	736
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,318
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,297
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,238
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	2,800	3,322
5.000% due 10/01/2047 (c)	1,700	2,006
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,198
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	6,250	6,326
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	3,285	3,425

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	45

Schedule of Investments PIMCO California Municipal Income Fund (Cont.)

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (c)	$3,000	$3,264
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (c)	5,500	6,012
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	650	680
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (c)	2,200	2,371
5.000% due 03/01/2041 (c)	10,800	12,979
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,724
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2031	2,315	2,767
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,339
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	3,000	1,827
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,300	1,416
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	800	802

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	$6,300	$6,705
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	5,000	5,333
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,827

		486,031

ILLINOIS 3.7%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	2,169
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,400	3,737
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,500	2,895
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,093

		9,894

PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	1,200	1,325
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,200	1,331

		2,656

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (d)	$1,250	$784

Total Municipal Bonds & Notes (Cost $459,435)		499,365

SHORT-TERM INSTRUMENTS 0.1%

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
1.162% due 01/31/2018 (a)(b)	300	300

Total Short-Term Instruments (Cost $300)		300

Total Investments in Securities (Cost $459,735)		499,665

Total Investments 187.8% (Cost $459,735)		$499,665

Preferred Shares (56.4)%		(150,000)

Other Assets and Liabilities, net (31.4)%		(83,646)

Net Assets Applicable to Common Shareholders 100.0%		$266,019

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001	5.250%	01/01/2034	08/02/2001	$14,425	$14,463	5.44%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000	10/01/2032	09/25/2017	872	784	0.29

				$15,297	$15,247	5.73%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$486,031	$0	$486,031
Illinois	0	9,894	0	9,894
Puerto Rico	0	2,656	0	2,656
U.S. Virgin Islands	0	784	0	784
Short-Term Instruments
Short-Term Notes	0	300	0	300

Total Investments	$0	$499,665	$0	$499,665

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund II

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.6%

MUNICIPAL BONDS & NOTES 172.6%

CALIFORNIA 164.6%
Alhambra, California Revenue Bonds, Series 2010
7.625% due 01/01/2040	$2,000	$2,236
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,447
Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	3,238
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	1,800	1,823
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,526
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,400	6,195
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	250	267
6.000% due 07/01/2039	3,000	3,197
6.500% due 11/01/2038	500	549
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,113
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	1,000	1,098
5.000% due 11/15/2040	4,000	4,522
5.000% due 08/15/2051	5,555	6,280
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,710
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	1,000	1,177
5.000% due 08/15/2055	6,275	7,304
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	1,500	1,806
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
5.250% due 02/01/2038	175	176
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,170
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	985	1,137
California Municipal Finance Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043 (b)	3,600	3,964
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,500	1,629
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	996
5.000% due 11/21/2045	985	1,001
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (b)	5,400	5,803
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	555	626
California State General Obligation Bonds, Series 2003
1.680% due 05/01/2033	2,890	2,890
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	10,000	10,545
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	8,066

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, Series 2008
5.000% due 03/01/2033	$7,915	$7,962
California State Public Works Board Revenue Bonds, Series 2009
5.750% due 10/01/2030	3,000	3,218
6.000% due 11/01/2034	2,000	2,157
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	2,000	2,223
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,814
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2038	7,500	8,878
5.000% due 11/01/2047	5,000	5,864
California State University Revenue Bonds, Series 2016
5.000% due 11/01/2041 (b)	11,435	13,525
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,700	3,779
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,135	2,304
6.750% due 02/01/2038	7,860	8,496
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	5,490	5,568
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.000% due 07/01/2040	3,760	4,164
7.500% due 06/01/2042	965	1,043
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	5,600	6,230
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	9,705	10,892
5.375% due 05/15/2038	4,500	4,904
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	235
5.000% due 12/01/2036	1,500	1,657
5.000% due 06/01/2046	2,000	2,148
5.000% due 12/01/2046	2,000	2,189
5.250% due 12/01/2056	9,200	10,215
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,000	2,001
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,061
Coronado Community Development Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
4.875% due 09/01/2035	7,900	7,916
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,575
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,500	8,500
5.750% due 06/01/2047	22,680	22,837
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	3,000	3,356
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	4,500	4,929
Irvine Unified School District, California Special Tax Bonds, Series 2010
6.700% due 09/01/2035	515	564
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	1,000	1,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2037	$7,500	$9,877
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.250% due 08/01/2019 (b)	9,395	9,944
5.250% due 08/01/2033 (b)	605	640
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	500	541
Los Angeles Community College District, California General Obligation Bonds, Series 2009
8.230% due 08/01/2033 (c)	4,000	4,228
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,000	3,437
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2016
5.000% due 07/01/2046 (b)	10,000	11,809
Los Angeles Department of Water, California Revenue Bonds, Series 2017
5.000% due 07/01/2044	3,000	3,595
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034	11,000	11,552
Los Angeles, California Wastewater System Revenue Bonds, Series 2017
5.000% due 06/01/2039	1,000	1,202
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	16,445	24,157
7.000% due 11/01/2034	1,000	1,463
Manteca Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2004
5.000% due 10/01/2036	10,000	10,007
Oakland Unified School District/Alameda County, California General Obligation Bonds, Series 2009
6.125% due 08/01/2029	5,000	5,356
Palomar Health, California Certificates of Participation Bonds, Series 2009
6.750% due 11/01/2039	4,750	5,196
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2046 (a)	16,000	5,351
0.000% due 08/01/2040 (a)	11,000	5,070
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,238
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (b)	2,800	3,322
5.000% due 10/01/2047 (b)	1,700	2,006
San Diego Community College District, California General Obligation Bonds, Series 2009
6.706% due 08/01/2033 (c)	5,000	5,585
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	1,000	1,051
San Diego Public Facilities Financing Authority Water, California Revenue Bonds, Series 2009
5.250% due 08/01/2038	4,000	4,091
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,800	2,919
San Diego Unified School District, California General Obligation Bonds, Series 2017
4.000% due 07/01/2047 (b)	4,000	4,352
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2047	1,000	1,209
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	300	314
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,000	1,149

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	47

Schedule of Investments PIMCO California Municipal Income Fund II (Cont.)

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2032	$850	$1,009
5.000% due 10/01/2033	1,125	1,327
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,300	1,451
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	12,000	7,307
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,500	1,634
Santa Rosa, California Wastewater Revenue Bonds, Series 2016
5.000% due 09/01/2028	1,000	1,231
Tender Option Bond Trust Receipts/Certificates, California Revenue Bonds, Series 2010
6.300% due 05/15/2040 (c)	7,500	8,513
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	3,100	3,299
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	1,700	1,883
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	1,000	1,113
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	3,000	3,200
5.000% due 05/15/2037 (b)	11,900	14,133

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	$750	$781
5.000% due 01/01/2034	500	579
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	3,000	3,392

		457,291

ILLINOIS 4.6%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,350	2,548
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	6,035	6,634
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,316
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,093

		12,591

NEW JERSEY 1.5%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,300	1,275
5.000% due 06/01/2041	3,000	2,923

		4,198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.6%
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	$1,250	$1,643

PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	2,500	2,761

U.S. VIRGIN ISLANDS 0.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,400	879

Total Municipal Bonds & Notes (Cost $431,301)		479,363

Total Investments in Securities (Cost $431,301)		479,363

Total Investments 172.6% (Cost $431,301)		$479,363

Preferred Shares (58.7)%		(163,000)

Other Assets and Liabilities, net (13.9)%		(38,576)

Net Assets Applicable to Common Shareholders 100.0%		$277,787

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.
(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.
(c)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2017.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$457,291	$0	$457,291
Illinois	0	12,591	0	12,591
New Jersey	0	4,198	0	4,198
New York	0	1,643	0	1,643
Puerto Rico	0	2,761	0	2,761
U.S. Virgin Islands	0	879	0	879

Total Investments	$0	$479,363	$0	$479,363

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO California Municipal Income Fund III

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 187.9%

MUNICIPAL BONDS & NOTES 187.6%

CALIFORNIA 180.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	$1,250	$1,261
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	8,000	9,410
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	8,100	8,176
6.000% due 06/01/2042	7,000	7,062
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	2,000	2,034
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (c)	9,800	10,155
5.000% due 10/01/2039 (c)	10,000	10,268
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.000% due 08/15/2038	5,000	5,113
5.250% due 11/15/2040	4,550	5,220
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	4,000	4,278
6.000% due 07/01/2039	4,000	4,263
6.500% due 11/01/2038	500	549
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,300	1,386
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,113
6.000% due 08/15/2042	1,200	1,335
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,205	5,884
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,426
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2039 (c)	6,500	7,067
5.000% due 11/15/2046 (c)	9,500	11,180
5.000% due 08/15/2055	5,000	5,820
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	1,500	1,806
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,170
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	760	877
California Municipal Finance Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043 (c)	2,900	3,194
5.000% due 01/01/2042	1,750	2,064
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.250% due 08/01/2040	1,250	1,357
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	990	996
5.000% due 11/21/2045	985	1,001
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	4,200	4,514
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	7,300	7,698
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	5,000	5,762

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, Series 2009
6.000% due 11/01/2034	$2,000	$2,157
California State Public Works Board Revenue Bonds, Series 2013
5.000% due 03/01/2038	2,500	2,814
California State University Revenue Bonds, Series 2011
5.000% due 11/01/2042	9,200	10,140
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	6,750	7,917
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,100	3,166
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,780	1,921
6.750% due 02/01/2038	6,430	6,950
California Statewide Communities Development Authority Revenue Bonds, Series 2010
6.250% due 10/01/2039	500	533
7.500% due 06/01/2042	965	1,043
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	11,000	12,377
6.000% due 08/15/2042	1,800	2,003
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,220	12,593
5.375% due 05/15/2038	2,000	2,180
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	2,500	2,801
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	209
5.000% due 12/01/2036	1,100	1,215
5.000% due 06/01/2046	1,000	1,074
5.000% due 12/01/2046	3,100	3,394
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	240	265
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047 (c)	4,500	4,863
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	2,000	2,121
Desert Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2037 (c)	5,645	6,689
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2017
5.000% due 07/01/2047 (c)	5,500	6,645
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,575
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	14,275	14,373
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	5,000	5,593
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2016
5.000% due 11/01/2041 (c)	4,000	4,694
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	542
Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	5,000	5,331
Long Beach Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2043 (c)	4,500	4,877

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	$2,120	$2,294
Los Angeles Community College District, California General Obligation Bonds, Series 2009
8.230% due 08/01/2033 (d)	1,000	1,057
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.000% due 07/01/2039 (c)	10,000	10,339
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,000	2,267
5.000% due 07/01/2043	2,115	2,378
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	1,000	1,146
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 01/01/2034 (c)	10,000	10,502
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	9,825	14,432
7.000% due 11/01/2034	2,285	3,343
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	550	578
Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,078
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	3,000	3,063
Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 09/01/2036	800	910
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,318
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	5,000	5,743
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,238
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	2,200	2,610
5.000% due 10/01/2047 (c)	1,500	1,770
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2037	3,000	3,453
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,325	1,528
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	6,250	6,326
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,205
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	2,200	2,293
San Diego Unified School District, California General Obligation Bonds, Series 2017
5.000% due 07/01/2047 (c)	3,000	3,264
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042 (c)	4,500	4,919
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	550	575

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	49

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2028	$1,505	$1,688
San Joaquin County Transportation Authority, California Revenue Bonds, Series 2017
4.000% due 03/01/2041 (c)	1,800	1,940
5.000% due 03/01/2041 (c)	8,200	9,854
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,724
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	1,038
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,000	1,116
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (a)	2,530	1,540
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,200	1,307
Sweetwater Union High School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2036	1,250	1,460
University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	2,525	2,693
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,827

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Western Municipal Water District Facilities Authority, California Revenue Bonds, Series 2009
5.000% due 10/01/2039	$2,000	$2,120

		401,430

ILLINOIS 5.0%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	3,000	3,264
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	3,700	4,067
5.500% due 01/01/2033	2,500	2,732
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,000	1,093

		11,156

NEW JERSEY 0.4%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	1,000	981

PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	1,000	1,104
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,109

		2,213

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	$1,000	$628

Total Municipal Bonds & Notes (Cost $383,547)		416,408

SHORT-TERM INSTRUMENTS 0.3%

SHORT-TERM NOTES 0.3%
Federal Home Loan Bank
1.162% due 01/31/2018 (a)(b)	600	599

Total Short-Term Instruments (Cost $599)		599

Total Investments in Securities (Cost $384,146)		417,007

Total Investments 187.9% (Cost $384,146)		$417,007

Preferred Shares (56.3)%		(125,000)

Other Assets and Liabilities, net (31.6)%		(70,040)

Net Assets Applicable to Common Shareholders 100.0%		$221,967

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.
(d)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2017.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$401,430	$0	$401,430
Illinois	0	11,156	0	11,156
New Jersey	0	981	0	981
Puerto Rico	0	2,213	0	2,213
U.S. Virgin Islands	0	628	0	628
Short-Term Instruments
Short-Term Notes	0	599	0	599

Total Investments	$0	$417,007	$0	$417,007

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 167.7%

MUNICIPAL BONDS & NOTES 167.7%

CALIFORNIA 4.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	$2,000	$2,159
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	1,500	1,765

		3,924

ILLINOIS 3.4%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	885	960
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	1,000	1,158
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2024	1,000	1,086

		3,204

NEW YORK 155.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	2,000	2,269
Buffalo & Fort Erie Public Bridge Authority, New York Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,000	2,336
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	1,000	1,321
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	1,000	1,005
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	3,000	3,247
5.750% due 02/15/2047	4,000	4,458
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	4,500	4,736
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,000	2,244
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	1,000	1,124
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (c)	6,500	7,779
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2036	1,000	1,201
5.000% due 12/01/2046	1,000	1,139
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2036 (c)	1,000	1,088
5.000% due 05/01/2032	1,000	1,212
Nassau County, New York General Obligations Bonds, Series 2017
5.000% due 04/01/2031	2,000	2,389
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	433	74
6.700% due 01/01/2049	1,200	1,219
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,230
New York City Health & Hospital Corp., New York Revenue Bonds, Series 2010
5.000% due 02/15/2030	3,500	3,752

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	$900	$942
7.000% due 03/01/2049	3,200	3,395
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,184
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	2,000	2,174
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,500	2,611
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,309
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	20,000	2,604
5.000% due 06/01/2045	5,000	4,826
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	3,760	4,942
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	6,150	6,511
6.375% due 07/15/2049	1,500	1,612
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	2,000	2,214
5.750% due 11/15/2051	6,000	6,804
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,900	2,070
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2009
5.125% due 07/01/2039	1,000	1,052
New York State Dormitory Authority Revenue Bonds, Series 2008
4.500% due 07/01/2035	2,500	2,538
5.000% due 07/01/2038	1,500	1,526
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,042
5.125% due 07/01/2039	1,300	1,368
5.500% due 03/01/2039	1,800	1,883
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	541
5.500% due 07/01/2040	1,250	1,366
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,214
5.500% due 07/01/2036	1,000	1,129
6.000% due 07/01/2040	1,225	1,353
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	1,000	1,143
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	1,000	1,088
4.000% due 07/01/2047 (c)	2,000	2,149
5.000% due 12/01/2031	500	568
New York State Environmental Facilities Corp. Revenue Bonds, Series 2017
5.000% due 06/15/2042	1,500	1,807
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2037	1,000	1,113
5.000% due 01/01/2042	3,645	4,023
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (c)	1,800	1,874

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	$600	$664
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,000	1,114
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	1,500	1,791
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	1,000	1,182
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2009
5.250% due 11/15/2018 (c)	1,139	1,176
5.250% due 11/15/2034 (c)	1,862	1,924
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2047 (c)	3,500	4,172
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
4.625% due 09/01/2026	5,860	6,368
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,252
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	504
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	1,000	1,194
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	910	1,020
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	180	189
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	400	424

		145,772

OHIO 3.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	2,875	2,875

PUERTO RICO 0.9%
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	800	887

U.S. VIRGIN ISLANDS 0.3%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	400	251

Total Municipal Bonds & Notes (Cost $147,386)		156,913

Total Investments in Securities (Cost $147,386)		156,913

Total Investments 167.7% (Cost $147,386)		$156,913

Preferred shares (50.2%)		(47,000)

Other Assets and Liabilities, net (17.5)%		(16,349)

Net Assets Applicable to Common Shareholders 100.0%		$93,564

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	51

Schedule of Investments PIMCO New York Municipal Income Fund (Cont.)

December 31, 2017

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$3,924	$0	$3,924
Illinois	0	3,204	0	3,204
New York	0	145,772	0	145,772
Ohio	0	2,875	0	2,875
Puerto Rico	0	887	0	887
U.S. Virgin Islands	0	251	0	251

Total Investments	$0	$156,913	$0	$156,913

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund II

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 183.1%

MUNICIPAL BONDS & NOTES 181.9%

CALIFORNIA 1.9%
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (d)	$2,000	$2,353

FLORIDA 0.9%
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	1,000	1,068

ILLINOIS 2.7%
Chicago, Illinois General Obligation Bonds, Series 2017
6.000% due 01/01/2038	2,000	2,316
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2024	1,000	1,087

		3,403

LOUISIANA 0.8%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2009
5.250% due 02/01/2039	1,000	1,040

NEW YORK 173.0%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	2,300	2,609
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (d)	2,000	2,642
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,452
Housing Development Corp., New York Revenue Bonds, Series 2017
4.000% due 11/01/2047 (d)	1,000	1,005
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	9,000	10,031
Long Island Power Authority, New York Revenue Bonds, Series 2014
5.000% due 09/01/2044	3,500	3,958
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,000	2,126
5.500% due 11/15/2039	5,000	5,172
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	2,100	2,390
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	3,000	3,373
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031 (d)	1,895	2,268
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	3,500	3,929
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	2,042
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2036 (d)	1,000	1,088
4.000% due 12/01/2041	1,400	1,455
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2033	1,200	1,449

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	$1,000	$1,216
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	650	110
6.700% due 01/01/2049	1,800	1,829
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	4,000
New York City Health & Hospital Corp., New York Revenue Bonds, Series 2010
5.000% due 02/15/2030	1,500	1,608
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	1,500	1,571
7.000% due 03/01/2049	4,900	5,198
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Industrial Development Agency, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 03/01/2036	1,900	1,922
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,184
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
5.000% due 05/01/2039	2,000	2,236
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (d)	3,000	3,261
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	522
5.250% due 06/15/2040	1,000	1,048
New York City Water & Sewer System, New York Revenue Bonds, Series 2017
5.250% due 06/15/2047	3,000	3,639
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,309
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	1,000	1,149
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	3,906
5.000% due 06/01/2045	5,000	4,826
New York Counties Tobacco Trust IV Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,095
5.000% due 06/01/2041	1,000	1,080
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (d)	6,350	8,346
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,500	1,588
5.625% due 07/15/2047	1,400	1,508
6.375% due 07/15/2049	1,300	1,397
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,321
5.750% due 11/15/2051	5,000	5,670
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,179
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	9,889
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2036	2,000	2,037
5.000% due 07/01/2038	2,100	2,137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	$3,000	$3,126
5.500% due 05/01/2037	600	631
5.500% due 03/01/2039	3,000	3,139
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,000	1,093
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,214
5.500% due 07/01/2036	1,500	1,693
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	1,500	1,632
4.000% due 07/01/2047 (d)	2,000	2,149
5.000% due 12/01/2030	1,000	1,139
5.000% due 12/01/2033	800	902
5.000% due 07/01/2043	1,530	1,826
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.125% due 06/15/2038	5,000	5,247
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2042	3,800	4,194
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (d)	6,000	6,248
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	566
5.250% due 05/15/2040	500	563
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000	1,107
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,400	1,560
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (d)	6,000	7,163
Tender Option Bond Trust Receipts/Certificates, New York Revenue Bonds, Series 2009
6.290% due 07/01/2039 (e)	5,000	5,491
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2009
5.250% due 11/15/2018 (d)	1,898	1,960
5.250% due 11/15/2034 (d)	3,103	3,207
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2038 (d)	4,500	5,401
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,435	3,677
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,431
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	1,008
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2037 (d)	4,000	4,777
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	1,490	1,670
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,130
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	915	959
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	600	637

		215,065

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	53

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 1.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	$1,435	$1,435

PUERTO RICO 0.9%
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,109

U.S. VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.000% due 10/01/2039	1,000	532
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	200	112

		644

Total Municipal Bonds & Notes (Cost $209,496)		226,117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.2%

SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
1.162% due 01/31/2018 (b)(c)	$1,500	$1,499

Total Short-Term Instruments (Cost $1,499)		1,499

Total Investments in Securities (Cost $210,995)		227,616

Total Investments 183.1% (Cost $210,995)		$227,616

Preferred shares (63.5)%		(79,000)

Other Assets and Liabilities, net (19.6)%		(24,321)

Net Assets Applicable to Common Shareholders 100.0%		$124,295

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.
(e)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2017.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$2,353	$0	$2,353
Florida	0	1,068	0	1,068
Illinois	0	3,403	0	3,403
Louisiana	0	1,040	0	1,040
New York	0	215,065	0	215,065
Ohio	0	1,435	0	1,435
Puerto Rico	0	1,109	0	1,109
U.S. Virgin Islands	0	644	0	644
Short-Term Instruments
Short-Term Notes	0	1,499	0	1,499

Total Investments	$0	$227,616	$0	$227,616

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments PIMCO New York Municipal Income Fund III

December 31, 2017

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.9%

MUNICIPAL BONDS & NOTES 178.9%

CALIFORNIA 2.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (c)	$1,000	$1,177

ILLINOIS 4.0%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	1,900	2,089

NEW YORK 167.6%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	1,000	1,094
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	2,500	2,836
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 11/01/2047 (c)	1,000	1,321
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (c)	500	502
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	4,000	4,458
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,579
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	500	531
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2042	2,000	2,250
5.000% due 11/15/2043	4,000	4,497
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	1,500	1,684
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	2,042
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2043 (c)	500	540
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	135	23
6.700% due 01/01/2049	375	381
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	600	628
7.000% due 03/01/2049	2,200	2,334
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,291
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (c)	2,000	2,174
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2014
5.000% due 08/01/2043	2,000	2,249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	$1,500	$1,567
New York City Water & Sewer System, New York Revenue Bonds, Series 2012
5.000% due 06/15/2047	2,500	2,824
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,590	2,991
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2045	1,000	1,149
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	10,000	1,302
5.000% due 06/01/2042	3,200	3,125
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.750% due 06/01/2043	335	340
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	2,400	3,259
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	2,000	2,117
6.375% due 07/15/2049	1,050	1,128
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	4,000	4,536
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,750	1,907
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,042
5.500% due 03/01/2039	1,200	1,256
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	500	546
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	250	276
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2027	2,000	2,306
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 02/15/2029	750	857
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	544
4.000% due 07/01/2047 (c)	1,000	1,074
5.000% due 12/01/2036	1,000	1,119
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2042	1,600	1,766
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (c)	2,200	2,291
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	566
5.250% due 05/15/2040	500	563
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	400	443

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	$600	$669
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.250% due 11/15/2056 (c)	2,500	2,984
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2009
5.250% due 11/15/2018 (c)	759	784
5.250% due 11/15/2034 (c)	1,241	1,283
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2017
5.000% due 11/15/2038 (c)	2,000	2,400
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	1,400	1,499
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	2,252
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	504
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	1,000	1,194
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	600	672
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	90	94

		88,643

OHIO 3.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,950	1,950

PUERTO RICO 0.8%
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	400	443

U.S. VIRGIN ISLANDS 0.6%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	100	61
6.000% due 10/01/2039	500	266

		327

Total Municipal Bonds & Notes (Cost $87,639)		94,629

Total Investments in Securities (Cost $87,639)		94,629

Total Investments 178.9% (Cost $87,639)		$94,629

Preferred shares (60.5%)		(32,000)

Other Assets and Liabilities, net (18.4)%		(9,745)

Net Assets Applicable to Common Shareholders 100.0%		$52,884

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

See Accompanying Notes	ANNUAL REPORT	DECEMBER 31, 2017	55

Schedule of Investments PIMCO New York Municipal Income Fund III (Cont.)

December 31, 2017

(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,177	$0	$1,177
Illinois	0	2,089	0	2,089
New York	0	88,643	0	88,643
Ohio	0	1,950	0	1,950
Puerto Rico	0	443	0	443
U.S. Virgin Islands	0	327	0	327

Total Investments	$0	$94,629	$0	$94,629

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements

December 31, 2017

1. ORGANIZATION

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III (each a “Fund” and collectively, the “Funds”) are organized as closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date
PIMCO Municipal Income Fund	May 9, 2001
PIMCO Municipal Income Fund II	March 29, 2002
PIMCO Municipal Income Fund III	August 20, 2002
PIMCO California Municipal Income Fund	May 10, 2001
PIMCO California Municipal Income Fund II	March 29, 2002
PIMCO California Municipal Income Fund III	August 20, 2002
PIMCO New York Municipal Income Fund	May 10, 2001
PIMCO New York Municipal Income Fund II	March 29, 2002
PIMCO New York Municipal Income Fund III	August 20, 2002

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains (losses) from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Distributions — Common Shares  The following table shows the anticipated frequency of distributions from net investment income and gains from the sale of portfolio securities and other sources to common shareholders.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Municipal Income Fund	Monthly	Monthly
PIMCO Municipal Income Fund II	Monthly	Monthly
PIMCO Municipal Income Fund III	Monthly	Monthly
PIMCO California Municipal Income Fund	Monthly	Monthly
PIMCO California Municipal Income Fund II	Monthly	Monthly
PIMCO California Municipal Income Fund III	Monthly	Monthly
PIMCO New York Municipal Income Fund	Monthly	Monthly
PIMCO New York Municipal Income Fund II	Monthly	Monthly
PIMCO New York Municipal Income Fund III	Monthly	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

ANNUAL REPORT	DECEMBER 31, 2017	57

Notes to Financial Statements (Cont.)

As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under

Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their

58	PIMCO CLOSED-END FUNDS

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agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in

ANNUAL REPORT	DECEMBER 31, 2017	59

Notes to Financial Statements (Cont.)

markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at December 31, 2017 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero

60	PIMCO CLOSED-END FUNDS

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coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions; please see Note 6, Principal Risks.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”). The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that deposited or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

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Notes to Financial Statements (Cont.)

A TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and require that such programs be restructured. In particular, these rules preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs.

At this time, the full impact of these rules is not certain; however, in response to these rules, industry participants are continuing to explore various structuring alternatives for both TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”). For example, under a new tender option bond structure, the Funds would hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents would be acting at the direction of, and as agent of, the Funds as the TOB residual holders. This structure is relatively new to the TOB marketplace and it is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Because of the important role that tender option bond programs play in the municipal bond market, it is possible that implementation of these rules may adversely impact the municipal bond market and the Funds. For example, as a result of the implementation of these rules, the municipal bond market may experience reduced demand or liquidity and increased financing costs. Under the new TOB Trust structure, the Funds have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, legal, regulatory and operational risks.

The Risk Retention Rules took effect in December 2016 and require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

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The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

For the period ended December 31, 2017, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate
PIMCO Municipal Income Fund	$35,945	1.43%
PIMCO Municipal Income Fund II	102,475	1.47%
PIMCO Municipal Income Fund III	43,924	1.63%
PIMCO California Municipal Income Fund	67,279	1.55%
PIMCO California Municipal Income Fund II	44,501	1.53%
PIMCO California Municipal Income Fund III	58,449	1.59%
PIMCO New York Municipal Income Fund	17,385	1.32%
PIMCO New York Municipal Income Fund II	22,450	1.55%
PIMCO New York Municipal Income Fund III	8,821	1.53%

6. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign (non-U.S.) currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities and other instruments held by a Fund will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Fund’s management. Variable rate securities may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. All other things remaining equal, for each one percentage point increase in interest rates, the value of a portfolio of fixed income investments would generally be expected to decline by one percent for every year of the portfolio’s average duration above zero. For example, the value of a portfolio of fixed income securities with an average duration of three years would generally be expected to decline by approximately 3% if interest rates rose by one percentage point. Convexity is an additional measure used to understand a security’s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates and may be positive or negative. Securities with negative convexity may experience greater losses during periods of rising interest rates, and accordingly Funds holding such securities may be subject to a greater risk of losses in periods of rising interest rates. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Under current economic conditions, interest rates are near historically low levels. The Funds currently face a heightened level of interest rate risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue, to raise interest rates. To the extent the Federal Reserve Board continues to raise interest rates, there is a risk that rates across the financial system may rise. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates. Rising interest rates may result in a decline in value of a Fund’s fixed-income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their

ANNUAL REPORT	DECEMBER 31, 2017	63

Notes to Financial Statements (Cont.)

intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause a Fund to lose value.

The market values of a Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. Over the counter (“OTC”) derivative transactions are subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally cleared derivative transactions might not be available for OTC derivative transactions. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Manager, seeks to minimize counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty is required to advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced. PIMCO’s attempts to minimize counterparty risk may, however, be unsuccessful.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

64	PIMCO CLOSED-END FUNDS

December 31, 2017

place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES

(a) Management Fee  Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, New York Stock Exchange listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate(1)
PIMCO Municipal Income Fund	0.705%
PIMCO Municipal Income Fund II	0.685%
PIMCO Municipal Income Fund III	0.705%
PIMCO California Municipal Income Fund	0.705%
PIMCO California Municipal Income Fund II	0.705%
PIMCO California Municipal Income Fund III	0.715%
PIMCO New York Municipal Income Fund	0.770%
PIMCO New York Municipal Income Fund II	0.735%
PIMCO New York Municipal Income Fund III	0.860%

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

(b) Fund Expenses  Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loan and other investments made by the Fund, subject to specific or general authorization by the Fund’s Board); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expense, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled investment vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings,

ANNUAL REPORT	DECEMBER 31, 2017	65

Notes to Financial Statements (Cont.)

other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Fund, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP.

Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO Closed-End Funds”), as well as PIMCO Flexible Credit Income Fund, a closed end management investment company managed by PIMCO that is operated as an “interval fund” (“PFLEX”), and PIMCO-Managed Accounts Trust, an open-end management investment company with multiple series for which PIMCO serves as investment adviser and administrator (“PMAT” and, together with the PIMCO Closed-End Funds and PFLEX, the “PIMCO-Managed Funds”). In addition, each of the Independent Trustees also serves as a trustee of certain investment companies (together, the “Allianz-Managed Funds”), for which Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), an affiliate of PIMCO, serves as investment manager. Prior to the close of business on September 5, 2014, a predecessor entity of AllianzGI U.S. served as investment manager of PMAT and the PIMCO Closed-End Funds.

Each Independent Trustee currently receives annual compensation of $225,000 for his or her service on the Boards of the PIMCO-Managed Funds, payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.

Each Trustee’s compensation for his or her service as a Trustee on the Boards of the PIMCO-Managed Funds and other costs in connection with joint meetings of such Funds are allocated among the PIMCO-Managed Funds, as applicable, on the basis of fixed percentages among PMAT, PFLEX and the PIMCO Closed-End Funds. Trustee compensation and other costs will then be further allocated pro rata among the individual PIMCO-Managed Funds within each grouping based on each such PIMCO-Managed Fund’s relative net assets.

9. RELATED PARTY TRANSACTIONS

The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended December 31, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Municipal Income Fund	$4,166	$15,013
PIMCO Municipal Income Fund II	11,605	6,985
PIMCO Municipal Income Fund III	5,484	788
PIMCO California Municipal Income Fund	1,018	2,937
PIMCO California Municipal Income Fund II	0	234
PIMCO New York Municipal Income Fund	2,301	0
PIMCO New York Municipal Income Fund II	2,319	170
PIMCO New York Municipal Income Fund III	85	80

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

66	PIMCO CLOSED-END FUNDS

December 31, 2017

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2017, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Municipal Income Fund	$0	$0	$72,578	$62,795
PIMCO Municipal Income Fund II	0	0	199,301	149,075
PIMCO Municipal Income Fund III	0	0	109,509	80,871
PIMCO California Municipal Income Fund	0	0	113,275	63,279
PIMCO California Municipal Income Fund II	0	0	65,478	65,927
PIMCO California Municipal Income Fund III	0	0	77,301	33,942
PIMCO New York Municipal Income Fund	0	0	41,806	33,670
PIMCO New York Municipal Income Fund II	0	0	43,504	35,037
PIMCO New York Municipal Income Fund III	0	0	20,158	11,298

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. AUCTION-RATE PREFERRED SHARES

Each series of Auction-Rate Preferred Shares (“ARPS”) outstanding of each Fund has a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends. Dividends are accumulated daily at an annual rate that is typically reset every seven days through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid at least annually.

For the period ended December 31, 2017, the annualized dividend rates on the ARPS ranged from:

Fund Name	Shares Issued and Outstanding	High	Low	As of December 31, 2017

PIMCO Municipal Income Fund
Series A	1,520	2.589%	1.049%	2.589%
Series B	1,520	2.377%	1.049%	2.377%
Series C	1,520	2.393%	1.049%	2.393%
Series D	1,520	2.393%	1.049%	2.393%
Series E	1,520	2.589%	1.066%	2.589%

PIMCO Municipal Income Fund II
Series A	2,936	2.589%	1.049%	2.589%
Series B	2,936	2.377%	1.049%	2.377%
Series C	2,936	2.393%	1.049%	2.393%
Series D	2,936	2.393%	1.049%	2.393%
Series E	2,936	2.589%	1.066%	2.589%

PIMCO Municipal Income Fund III
Series A	1,512	2.589%	1.049%	2.589%
Series B	1,512	2.377%	1.049%	2.377%
Series C	1,512	2.393%	1.049%	2.393%
Series D	1,512	2.393%	1.049%	2.393%
Series E	1,512	2.589%	1.066%	2.589%

PIMCO California Municipal Income Fund
Series A	2,000	2.589%	1.049%	2.589%
Series B	2,000	2.393%	1.049%	2.393%
Series C	2,000	2.589%	1.066%	2.589%

PIMCO California Municipal Income Fund II
Series A	1,304	2.589%	1.049%	2.589%
Series B	1,304	2.377%	1.049%	2.377%
Series C	1,304	2.393%	1.049%	2.393%
Series D	1,304	2.393%	1.049%	2.393%
Series E	1,304	2.589%	1.066%	2.589%

ANNUAL REPORT	DECEMBER 31, 2017	67

Notes to Financial Statements (Cont.)

Fund Name	Shares Issued and Outstanding	High	Low	As of December 31, 2017

PIMCO California Municipal Income Fund III
Series A	2,500	2.377%	1.049%	2.377%
Series B	2,500	2.393%	1.049%	2.393%

PIMCO New York Municipal Income Fund
Series A	1,880	2.377%	1.049%	2.377%

PIMCO New York Municipal Income Fund II
Series A	1,580	2.393%	1.049%	2.393%
Series B	1,580	2.589%	1.066%	2.589%

PIMCO New York Municipal Income Fund III
Series A	1,280	2.589%	1.049%	2.589%

Each Fund is subject to certain limitations and restrictions while ARPS are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of ARPS at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders of each Fund, who are entitled to one vote per share, generally vote together with the common shareholders of the Fund but vote separately as a class to elect two Trustees of the Fund and on certain matters adversely affecting the rights of the ARPS.

Since mid-February 2008, holders of ARPS issued by the Funds have been directly impacted by a lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate,” as defined for the Funds in the table below.

Applicable %		Reference Rate		Maximum Rate
The higher of 30-day “AA” Composite Commercial Paper Rates
110%*	x	OR	=	Maximum Rate for the Funds
The Taxable Equivalent of the Short-Term Municipal Obligation Rate**

*	150% if all or part of the dividend consists of taxable income or capital gain.
**	“Taxable Equivalent of the Short-Term Municipal Obligations Rate” means 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P Municipal Bond 7-day High Grade Rate Index divided by (B) 1.00 minus the Marginal Tax Rate (defined as the maximum marginal regular Federal individual income tax rate applicable to an individual’s or a corporation’s ordinary income, whichever is greater).

The maximum rate is a function of short-term interest rates and is typically higher than the rate that would have otherwise been set through a successful auction. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for each Fund’s common shareholders could be adversely affected.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

68	PIMCO CLOSED-END FUNDS

December 31, 2017

As of December 31, 2017, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral- Capital(5)	Qualified Late-Year Loss Deferral- Ordinary(6)
PIMCO Municipal Income Fund	$849	$0	$0	$52,254	$0	$(4,816)	$0	$0
PIMCO Municipal Income Fund II	21,213	0	0	102,650	0	(10,491)	0	0
PIMCO Municipal Income Fund III	282	0	0	55,851	0	(695)	0	0
PIMCO California Municipal Income Fund	11,102	0	0	40,072	0	(6,803)	0	0
PIMCO California Municipal Income Fund II	0	0	0	48,618	(1,570)	0	0	0
PIMCO California Municipal Income Fund III	1,254	0	0	33,100	0	(4,182)	0	0
PIMCO New York Municipal Income Fund	1,651	0	0	10,564	0	0	0	0
PIMCO New York Municipal Income Fund II	0	0	0	16,574	(592)	(2,555)	0	0
PIMCO New York Municipal Income Fund III	22	0	0	7,022	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)	Adjusted for open wash sale loss deferrals and inverse floater transactions. Also adjusted for differences between book and tax defaulted bond interest accrual.
(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through December 31, 2017 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through December 31, 2017 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

As of December 31, 2017, the Funds had accumulated capital losses expiring in the following year (amounts in thousands†).

Expiration of Accumulated Capital Losses 12/31/2018
PIMCO Municipal Income Fund	$0
PIMCO Municipal Income Fund II	0
PIMCO Municipal Income Fund III	695
PIMCO California Municipal Income Fund	0
PIMCO California Municipal Income Fund II	0
PIMCO California Municipal Income Fund III	0
PIMCO New York Municipal Income Fund	0
PIMCO New York Municipal Income Fund II	0
PIMCO New York Municipal Income Fund III	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law. As of December 31, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Municipal Income Fund	$4,816	$0
PIMCO Municipal Income Fund II	10,491	0
PIMCO Municipal Income Fund III	0	0
PIMCO California Municipal Income Fund	6,803	0
PIMCO California Municipal Income Fund II	0	0
PIMCO California Municipal Income Fund III	4,182	0
PIMCO New York Municipal Income Fund	0	0
PIMCO New York Municipal Income Fund II	2,555	0
PIMCO New York Municipal Income Fund III	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	DECEMBER 31, 2017	69

Notes to Financial Statements (Cont.)

December 31, 2017

As of December 31, 2017, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO Municipal Income Fund	$511,596	$57,279	$(4,896)	$52,383
PIMCO Municipal Income Fund II	1,136,952	108,153	(5,310)	102,843
PIMCO Municipal Income Fund III	551,378	59,523	(3,911)	55,612
PIMCO California Municipal Income Fund	459,425	40,413	(173)	40,240
PIMCO California Municipal Income Fund II	429,523	51,692	(1,852)	49,840
PIMCO California Municipal Income Fund III	383,761	33,475	(228)	33,247
PIMCO New York Municipal Income Fund	146,371	10,952	(410)	10,542
PIMCO New York Municipal Income Fund II	210,913	17,724	(1,021)	16,703
PIMCO New York Municipal Income Fund III	87,578	7,408	(357)	7,051

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals and inverse floater transactions for federal income tax purposes.

For the fiscal years ended December 31, 2017 and December 31, 2016, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	December 31, 2017				December 31, 2016
	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO Municipal Income Fund	$20,948	$590	$0	$0	$25,779	$553	$0	$0
PIMCO Municipal Income Fund II	52,427	834	0	0	50,027	661	0	0
PIMCO Municipal Income Fund III	24,479	286	0	0	25,599	266	0	0
PIMCO California Municipal Income Fund	19,072	287	0	0	18,083	280	0	0
PIMCO California Municipal Income Fund II	18,108	1,842	0	434	18,804	1,739	0	0
PIMCO California Municipal Income Fund III	15,554	170	0	0	16,750	139	0	0
PIMCO New York Municipal Income Fund	5,896	53	0	0	5,582	47	0	0
PIMCO New York Municipal Income Fund II	7,639	111	0	271	8,859	43	0	488
PIMCO New York Municipal Income Fund III	3,361	29	0	0	3,790	32	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

15. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On January 2, 2018, the following distributions were declared to common shareholders payable February 1, 2018 to shareholders of record on January 12, 2018:

PIMCO Municipal Income Fund	$0.05967 per common share
PIMCO Municipal Income Fund II	$0.06500 per common share
PIMCO Municipal Income Fund III	$0.05575 per common share
PIMCO California Municipal Income Fund	$0.07700 per common share
PIMCO California Municipal Income Fund II	$0.03500 per common share
PIMCO California Municipal Income Fund III	$0.04500 per common share
PIMCO New York Municipal Income Fund	$0.05700 per common share
PIMCO New York Municipal Income Fund II	$0.05069 per common share
PIMCO New York Municipal Income Fund III	$0.04225 per common share

On February 1, 2018, the following distributions were declared to common shareholders payable March 1, 2018 to shareholders of record on February 12, 2018:

PIMCO Municipal Income Fund	$0.05967 per common share
PIMCO Municipal Income Fund II	$0.06500 per common share
PIMCO Municipal Income Fund III	$0.05575 per common share
PIMCO California Municipal Income Fund	$0.07700 per common share
PIMCO California Municipal Income Fund II	$0.03500 per common share
PIMCO California Municipal Income Fund III	$0.04500 per common share
PIMCO New York Municipal Income Fund	$0.05700 per common share
PIMCO New York Municipal Income Fund II	$0.05069 per common share
PIMCO New York Municipal Income Fund III	$0.04225 per common share

There were no other subsequent events identified that require recognition or disclosure.

70	PIMCO CLOSED-END FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III (hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, and for PIMCO California Municipal Income Fund and PIMCO California Municipal Income Fund III the statements of cash flows for the year ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017, for PIMCO California Municipal Income Fund and PIMCO California Municipal Income Fund III , the results of each of their cash flows for the year then ended and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

February 27, 2018

We have served as the auditor of one or more investment companies in PIMCO Closed-End Funds since 2002.

ANNUAL REPORT	DECEMBER 31, 2017	71

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
DEU	Deutsche Bank Securities, Inc.

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal

Other Abbreviations:
TBA	To-Be-Announced

72	PIMCO CLOSED-END FUNDS

Annual Shareholder Meeting Results

(Unaudited)

The Funds held their annual meetings of shareholders on December 19, 2017. Common/Preferred shareholders voted as indicated below:

PIMCO California Municipal Income Fund	Affirmative	Withheld Authority
Re-election of Bradford K. Gallagher — Class III to serve until the annual meeting for held during the 2020 fiscal year	16,655,222	624,224
Election of William B. Ogden, IV — Class III to serve until the annual Meeting held during the 2020 fiscal year	16,638,469	640,977
Re-election of Craig A. Dawson† — Class III to serve until the annual meeting held during the 2020 fiscal year.	16,664,290	615,156
Election of John C. Maney† — Class I to serve until the annual meeting held during the 2018 fiscal year.	16,664,290	615,156

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. James A. Jacobson, Hans W. Kertess, and Alan Rappaport continued to serve as Trustees of the Fund.

†	Interested Trustee

PIMCO Municipal Income Fund	Affirmative	Withheld Authority
Re-election of Bradford K. Gallagher — Class III to serve until the annual meeting for held during the 2020 fiscal year	22,849,336	801,025
Election of William B. Ogden, IV — Class III to serve until the annual Meeting held during the 2020 fiscal year	22,836,981	813,380
Re-election of Craig A. Dawson† — Class III to serve until the annual meeting held during the 2020 fiscal year.	22,838,743	811,618
Election of John C. Maney† — Class I to serve until the annual meeting held during the 2018 fiscal year.	22,860,517	789,844

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. James A. Jacobson, Hans W. Kertess, and Alan Rappaport continued to serve as Trustees of the Fund.

†	Interested Trustee

PIMCO New York Municipal Income Fund	Affirmative	Withheld Authority
Re-election of Bradford K. Gallagher — Class III to serve until the annual meeting for held during the 2020 fiscal year	6,994,478	363,171
Election of William B. Ogden, IV — Class III to serve until the annual Meeting held during the 2020 fiscal year	6,994,478	363,171
Re-election of Craig A. Dawson† — Class III to serve until the annual meeting held during the 2020 fiscal year.	7,054,198	303,451
Election of John C. Maney† — Class I to serve until the annual meeting held during the 2018 fiscal year.	7,054,198	303,451

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. James A. Jacobson, Hans W. Kertess, and Alan Rappaport continued to serve as Trustees of the Fund.

†	Interested Trustee

PIMCO California Municipal Income Fund II	Affirmative	Withheld Authority
Re-election of Bradford K. Gallagher — Class III to serve until the annual meeting for held during the 2020 fiscal year	27,483,332	824,719
Election of William B. Ogden, IV — Class III to serve until the annual Meeting held during the 2020 fiscal year	27,418,889	889,162
Re-election of Craig A. Dawson† — Class III to serve until the annual meeting held during the 2020 fiscal year.	27,477,601	830,450
Election of John C. Maney† — Class I to serve until the annual meeting held during the 2018 fiscal year.	27,495,410	812,641

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. James A. Jacobson, Hans W. Kertess, and Alan Rappaport continued to serve as Trustees of the Fund.

†	Interested Trustee

PIMCO Municipal Income Fund II	Affirmative	Withheld Authority
Re-election of Bradford K. Gallagher — Class III to serve until the annual meeting for held during the 2020 fiscal year	56,787,245	1,463,548
Election of William B. Ogden, IV — Class III to serve until the annual Meeting held during the 2020 fiscal year	56,675,114	1,575,679
Re-election of Craig A. Dawson† — Class III to serve until the annual meeting held during the 2020 fiscal year.	56,959,745	1,291,048
Election of John C. Maney† — Class I to serve until the annual meeting held during the 2018 fiscal year.	56,919,869	1,330,924

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. James A. Jacobson, Hans W. Kertess, and Alan Rappaport continued to serve as Trustees of the Fund.

†	Interested Trustee

ANNUAL REPORT	DECEMBER 31, 2017	73

Annual Shareholder Meeting Results (Cont.)

(Unaudited)

PIMCO New York Municipal Income Fund II	Affirmative	Withheld Authority
Re-election of Bradford K. Gallagher — Class III to serve until the annual meeting for held during the 2020 fiscal year	9,838,751	194,001
Election of William B. Ogden, IV — Class III to serve until the annual Meeting held during the 2020 fiscal year	9,838,751	194,001
Re-election of Craig A. Dawson† — Class III to serve until the annual meeting held during the 2020 fiscal year.	9,838,751	194,001
Election of John C. Maney† — Class I to serve until the annual meeting held during the 2018 fiscal year.	9,838,751	194,001

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. James A. Jacobson, Hans W. Kertess, and Alan Rappaport continued to serve as Trustees of the Fund.

†	Interested Trustee

PIMCO California Municipal Income Fund III	Affirmative	Withheld Authority
Re-election of Deborah A. DeCotis — Class III to serve until the annual meeting held during the 2020 fiscal year	19,927,144	754,310
Election of William B. Ogden, IV — Class III to serve until the annual meeting held during the 2020 fiscal year	19,973,572	707,882
Re-election of Craig A. Dawson† — Class III to serve until the annual meeting held during the 2020 fiscal year	19,980,754	700,700
Election of John C. Maney† — Class I to serve until the annual meeting held during the 2018 fiscal year	19,991,944	689,510

The other members of the Board of Trustees at the time of the meeting, namely, Messrs. Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, Alan Rappaport, continued to serve as Trustees of the Fund.

†	Interested Trustee

PIMCO Municipal Income Fund III	Affirmative	Withheld Authority
Re-election of Deborah A. DeCotis — Class III to serve until the annual meeting held during the 2020 fiscal year	29,281,940	840,484
Election of William B. Ogden, IV — Class III to serve until the annual meeting held during the 2020 fiscal year	29,319,820	802,604
Re-election of Craig A. Dawson† — Class III to serve until the annual meeting held during the 2020 fiscal year	29,442,980	679,444
Election of John C. Maney† — Class I to serve until the annual meeting held during the 2018 fiscal year	29,419,538	702,886

The other members of the Board of Trustees at the time of the meeting, namely, Messrs. Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, Alan Rappaport, continued to serve as Trustees of the Fund.

†	Interested Trustee

PIMCO New York Municipal Income Fund III	Affirmative	Withheld Authority
Re-election of Deborah A. DeCotis — Class III to serve until the annual meeting held during the 2020 fiscal year	5,033,692	105,844
Election of William B. Ogden, IV — Class III to serve until the annual meeting held during the 2020 fiscal year	5,039,955	99,581
Re-election of Craig A. Dawson† — Class III to serve until the annual meeting held during the 2020 fiscal year	5,039,955	99,581
Election of John C. Maney† — Class I to serve until the annual meeting held during the 2018 fiscal year	5,039,955	99,581

The other members of the Board of Trustees at the time of the meeting, namely, Messrs. Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, Alan Rappaport, continued to serve as Trustees of the Fund.

†	Interested Trustee

74	PIMCO CLOSED-END FUNDS

Changes to Boards of Trustees

(Unaudited)

Effective December 19, 2017, William B. Ogden, IV, who was previously a Class I Trustee of each Fund, became a Class III Trust of each Fund. Effective December 19, 2017, John C. Maney, who was previously a Class III Trustee of each Fund, became a Class I Trustee of each Fund.

ANNUAL REPORT	DECEMBER 31, 2017	75

Dividend Reinvestment Plan

Each Fund has adopted a Dividend Reinvestment Plan (the “Plan”) which allows common shareholders to reinvest Fund distributions in additional common shares of the Fund. American Stock Transfer & Trust Company, LLC (the “Plan Agent”) serves as agent for common shareholders in administering the Plan. It is important to note that participation in the Plan and automatic reinvestment of Fund distributions does not ensure a profit, nor does it protect against losses in a declining market.

Automatic enrollment/voluntary participation  Under the Plan, common shareholders whose shares are registered with the Plan Agent (“registered shareholders”) are automatically enrolled as participants in the Plan and will have all Fund distributions of income, capital gains and returns of capital (together, “distributions”) reinvested by the Plan Agent in additional common shares of a Fund, unless the shareholder elects to receive cash. Registered shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, to the nominee) by the Plan Agent. Participation in the Plan is voluntary. Participants may terminate or resume their enrollment in the Plan at any time without penalty by notifying the Plan Agent online at www.amstock.com, by calling (844) 33PIMCO (844-337-4626), by writing to the Plan Agent, American Stock Transfer & Trust Company, LLC, at P.O. Box 922, Wall Street Station, New York, NY 10269-0560, or, as applicable, by completing and returning the transaction form attached to a Plan statement. A proper notification will be effective immediately and apply to each Fund’s next distribution if received by the Plan Agent at least three (3) days prior to the record date for the distribution; otherwise, a notification will be effective shortly following the Fund’s next distribution and will apply to the Fund’s next succeeding distribution thereafter. If you withdraw from the Plan and so request, the Plan Agent will arrange for the sale of your shares and send you the proceeds, minus a transaction fee and brokerage commissions.

How shares are purchased under the Plan  For each Fund distribution, the Plan Agent will acquire common shares for participants either (i) through receipt of newly issued common shares from each Fund (“newly issued shares”) or (ii) by purchasing common shares of the Fund on the open market (“open market purchases”). If, on a distribution payment date, the NAV per common share of each Fund is equal to or less than the market price per common share plus estimated brokerage commissions (often referred to as a “market premium”), the Plan Agent will invest the distribution amount on behalf of participants in newly issued shares at a price equal to the greater of (i) NAV or (ii) 95% of the market price per common share on the payment date. If the NAV is greater than the market price per common shares plus estimated brokerage commissions (often referred to as a “market discount”) on a distribution payment date, the Plan agent will instead attempt to invest the distribution amount through open market purchases. If the Plan Agent is unable to invest the full distribution amount in open market purchases, or if the market discount shifts to a market premium during the purchase period, the Plan Agent will invest any un-invested portion of the distribution in newly issued shares at a price equal to the greater of (i) NAV or (ii) 95% of the market price per share as of the last business day immediately prior to the purchase date (which, in either case, may be a price greater or lesser than the NAV per common shares on the distribution payment date). No interest will be paid on distributions awaiting reinvestment. Under the Plan, the market price of common shares on a particular date is the last sales price on the exchange where the shares are listed on that date or, if there is no sale on the exchange on that date, the mean between the closing bid and asked quotations for the shares on the exchange on that date.

The NAV per common share on a particular date is the amount calculated on that date (normally at the close of regular trading on the New York Stock Exchange) in accordance with each Fund’s then current policies.

Fees and expenses  No brokerage charges are imposed on reinvestments in newly issued shares under the Plan. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. There are currently no direct service charges imposed on participants in the Plan, although each Fund reserves the right to amend the Plan to include such charges. The Plan Agent imposes a transaction fee (in addition to brokerage commissions that are incurred) if it arranges for the sale of your common shares held under the Plan.

Shares held through nominees  In the case of a registered shareholder such as a broker, bank or other nominee (together, a “nominee”) that holds common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified by the nominee/record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. If your common shares are held through a nominee and are not registered with the Plan Agent, neither you nor the nominee will be participants in or have distributions reinvested under the Plan. If you are a beneficial owner of common shares and wish to participate in the Plan, and your nominee is unable or unwilling to become a registered shareholder and a Plan participant on your behalf, you may request that your nominee arrange to have all or a portion of your shares re-registered with the Plan Agent in your

76	PIMCO CLOSED-END FUNDS

(Unaudited)

name so that you may be enrolled as a participant in the Plan. Please contact your nominee for details or for other possible alternatives. Participants whose shares are registered with the Plan Agent in the name of one nominee firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

Tax consequences  Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., automatic reinvestment in additional shares does not relieve shareholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. The Funds and the Plan Agent reserve the right to amend or terminate the Plan. Additional information about the Plan, as well as a copy of the full Plan itself, may be obtained from the Plan Agent, American Stock Transfer & Trust Company, LLC, at P.O. Box 922, Wall Street Station, New York, NY 10269-0560; telephone number: (844) 33-PIMCO (844-337-4626); website: www.amstock.com.

ANNUAL REPORT	DECEMBER 31, 2017	77

Management of the Funds

The chart below identifies Trustees and Officers of the Funds. Unless otherwise indicated, the address of all persons below is c/o Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

Trustees

Name and Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

Independent Trustees

Hans W. Kertess 1939	Chairman of the Board, Trustee	Trustee of PMF, PCQ and PNF since 2001, of PML, PCK and PNI since 2002 and of PMX, PZC and PYN since 2003, expected to stand for re-election at the annual meeting of shareholders during the 2018 fiscal year for each Fund.	President, H. Kertess & Co., a financial advisory company; and Senior Adviser (formerly Managing Director), Royal Bank of Canada Capital Markets (since 2004).	89	None

Deborah A. DeCotis 1952	Trustee	Trustee of the Funds since 2011, expected to stand for re-election at the annual meeting of shareholders during the 2019 fiscal year for PMF, PCQ, PNF, PCK, PNI and PML and during the 2020 fiscal year for PMX, PZC and PYN.	Advisory Director, Morgan Stanley & Co., Inc. (since 1996); Member, Circle Financial Group (since 2009); Member, Council on Foreign Relations (since 2013); Trustee, Smith College (since 2017); and Director, Watford Re (since 2017). Formerly, Co-Chair Special Projects Committee, Memorial Sloan Kettering (2005-2015); Trustee, Stanford University (2010-2015); Principal, LaLoop LLC, a retail accessories company (1999-2014) Director, Helena Rubenstein Foundation (1997-2010); and Director, Armor Holdings (2002-2010).	89	None

Bradford K. Gallagher 1944	Trustee	Trustee of the Funds since 2010, expected to stand for re-election at the annual meeting of shareholders during the 2020 fiscal year for PMF, PCQ, PNF, PCK, PNI and PML and during the 2019 fiscal year for PMX, PCZ and PYN.	Retired. Founder, Spyglass Investments LLC, a private investment vehicle (since 2001). Formerly, Chairman and Trustee, The Common Fund (2005-2014); Partner, New Technology Ventures Capital Management LLC, a venture capital fund (2011-2013); Chairman and Trustee, Atlantic Maritime Heritage Foundation (2007-2012); and Founder, President and CEO, Cypress Holding Company and Cypress Tree Investment Management Company (1995-2001).	89	Formerly, Chairman and Trustee, Grail Advisors ETF Trust (2009-2010); and Trustee, Nicholas-Applegate Institutional Funds (2007-2010).

James A. Jacobson 1945	Trustee	Trustee of the Funds since 2009, expected to stand for re-election at the annual meeting of shareholders during the 2019 fiscal year for each Fund.	Retired. Trustee (since 2002) and Chairman of Investment Committee (since 2007), Ronald McDonald House of New York; and Trustee, New Jersey City University (since 2014). Formerly, Vice Chairman and Managing Director, Spear, Leeds & Kellogg Specialists, LLC, a specialist firm on the New York Stock Exchange (2003-2008).	89	Formerly, Trustee, Alpine Mutual Funds Complex consisting of 18 funds.

William B. Ogden, IV 1945	Trustee	Trustee of the Funds since 2006, expected to stand for re-election at the annual meeting of shareholders during the 2020 fiscal year for each Fund.	Retired. Formerly, Asset Management Industry Consultant; and Managing Director, Investment Banking Division of Citigroup Global Markets Inc.	89	None

Alan Rappaport 1953	Trustee	Trustee of the Funds since 2010, expected to stand for re-election at the annual meeting of shareholders during the 2018 fiscal year for each Fund.	Advisory Director (formerly Vice Chairman), Roundtable Investment Partners (since 2009); Adjunct Professor, New York University Stern School of Business (since 2011); Lecturer, Stanford University Graduate School of Business (since 2013); and Director, Victory Capital Holdings, Inc., an asset management firm (since 2013). Formerly, Member of Board of Overseers, NYU Langone Medical Center (2015-2016); Trustee, American Museum of Natural History (2005-2015); Trustee, NYU Langone Medical Center (2007-2015); Vice Chairman (formerly Chairman and President), U.S. Trust (formerly Private Bank of Bank of America, the predecessor entity of U.S. Trust) (2001-2008).	89	None

78	PIMCO CLOSED-END FUNDS

(Unaudited)

Name and Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

Interested Trustees

Craig A. Dawson* 1968	Trustee	Trustee of the Funds since 2014, expected to stand for re-election at the annual meeting of shareholders during the 2020 fiscal year for each Fund.	Managing Director and Head of PIMCO Europe, Middle East and Africa (since 2016). Director of a number of PIMCO’s European investment vehicles and affiliates (since 2008). Formerly, Head of Strategic Business Management, PIMCO (2014-2016), head of PIMCO’s Munich office and head of European product management for PIMCO.	26	None

John C. Maney** 1959	Trustee	Trustee of the Funds since 2006, expected to stand for re-election at the annual meeting of shareholders during the 2018 fiscal year for each Fund.	Managing Director of Allianz Asset Management of America L.P. (since January 2005) and a member of the Management Board and Chief Operating Officer of Allianz Asset Management of America L.P. (since November 2006). Formerly, Member of the Management Board of Allianz Global Investors Fund Management LLC (2007-2014) and Managing Director of Allianz Global Investors Fund Management LLC (2011-2014).	26	None

*	Mr. Dawson is an “interested person” of the Funds, as defined in Section 2(a)(19) of the Act, due to his affiliation with PIMCO and its affiliates. Mr. Dawson’s address is 650 Newport Center Drive, Newport Beach, CA 92660.
**	Mr. Maney is an “interested person” of the Funds, as defined in Section 2(a)(19) of the Act, due to his affiliation with Allianz Asset Management of America L.P. and its affiliates. Mr. Maney’s address is 650 Newport Center Drive, Newport Beach, CA 92660.

ANNUAL REPORT	DECEMBER 31, 2017	79

Management of the Funds (Cont.)

(Unaudited)

Officers

Name, Address and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Peter G. Strelow[1] 1970	President	Since 2014	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Chief Administrative Officer, PIMCO.

Keisha Audain-Pressley 1975	Chief Compliance Officer	Since January 2018	Senior Vice President and Deputy Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO-Managed Funds.

Joshua D. Ratner 1976	Vice President, Secretary and Chief Legal Officer	Since 2014	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President, Secretary and Chief Legal Officer, PIMCO-Managed Funds. Vice President - Senior Counsel, Secretary, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ryan G. Leshaw[1] 1980	Assistant Secretary	Since 2014	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit[1] 1981	Assistant Secretary	Since March 2017	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil[1] 1969	Vice President	Since 2015	Executive Vice President, PIMCO. Vice President, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Eric D. Johnson 1970	Vice President	Since 2014	Executive Vice President, PIMCO. Vice President, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

William G. Galipeau[1] 1974	Vice President Treasurer	Since December 2017 2014-2017	Executive Vice President, PIMCO. Vice President, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Parikh[1] 1978	Vice President	Since March 2017	Senior Vice President, PIMCO. Vice President, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust and PIMCO Equity Series.

Trent W. Walker[1] 1974	Treasurer Assistant Treasurer	Since December 2017 2014-2017	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO-Managed Funds. Treasurer, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Erik C. Brown[1] 1967	Assistant Treasurer	Since 2015	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Colleen Miller 1980	Assistant Treasurer	Since March 2017	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Vice President, Cohen & Steers Capital Management.

Christopher M. Morin[1] 1980	Assistant Treasurer	Since 2016	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Jason J. Nagler 1982	Assistant Treasurer	Since 2015	Vice President, PIMCO. Assistant Treasurer, PIMCO-Managed Funds, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Head of Mutual Fund Reporting, GMO, and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

[1]	The address of these officers is Pacific Investment Management Company LLC, 650 Newport Center Drive, Newport Beach, California 92660.

80	PIMCO CLOSED-END FUNDS

Privacy Policy1

(Unaudited)

The Funds2 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment adviser or sub-adviser (“Adviser”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Adviser or its affiliates (“Service Affiliates”) believe may be of interest to such shareholders.

The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of March 23, 2017.

2 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	DECEMBER 31, 2017	81

General Information

Investment Manager

Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, and PIMCO New York Municipal Income Fund III.

CEF3012AR_123117

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial & accounting officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial & accounting officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a) The Board of Trustees has determined that James A. Jacobson, who serves on the Board’s Audit Oversight Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Jacobson is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a) Fiscal Year Ended	Audit Fees
December 31, 2017	$ 30,943
December 31, 2016	$ 23,560

(b) Fiscal Year Ended	Audit-Related Fees
December 31, 2017	$ 9,500
December 31, 2016	$ 9,500

(c) Fiscal Year Ended	Tax Fees
December 31, 2017	$ 1,300
December 31, 2016	$ —

(d) Fiscal Year Ended	All Other Fees(1)
December 31, 2017	$ —
December 31, 2016	$ —

“Audit Fees” represents fees billed for each of the last two fiscal years for professional services rendered for the audit and review of the Registrant’s annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents fees billed for each of the last two fiscal years for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported under “Audit Fees” above, and that include accounting consultations, agreed-upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters for those fiscal years.

“Tax Fees” represents fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, and tax distribution and analysis reviews.

“All Other Fees” represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported above under “Audit Fees,” “Audit-Related Fees” and “Tax Fees” for the last two fiscal years.

(1)There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Oversight Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Oversight Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Oversight Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Oversight Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Oversight Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Oversight Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Oversight Committee, subject to the ratification by the full Audit Oversight Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Oversight Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)	Not applicable.

g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	December 31, 2017	December 31, 2016
PIMCO New York Municipal Income Fund III	$10,800	$9,500
Pacific Investment Management Company LLC (“PIMCO”)	6,271,517	6,210,720

Total	$6,282,317	$6,220,220

h)	The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

Deborah A. DeCotis;

Bradford K. Gallagher;

James A. Jacobson;

Hans W. Kertess;

William B. Ogden, IV; and

Alan Rappaport.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Policy Statement: The proxy voting policy is intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law; the policy applies to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority. The Policy is designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients.

Overview: PIMCO has adopted a written proxy voting policy (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to take appropriate action on client proxies that come to its attention. Each proxy is voted on a case-by-case basis, taking into account relevant facts and circumstances. When considering client proxies, PIMCO may determine not to vote a proxy in limited circumstances.

Equity Securities: PIMCO has retained an Industry Service Provider (“ISP”) to provide research and voting recommendations for proxies relating to equity securities in accordance with the ISP’s guidelines. By following the guidelines of an independent third party, PIMCO seeks to mitigate potential conflicts of interest PIMCO may have with respect to proxies covered by the ISP. PIMCO will follow the recommendations of the ISP unless: (i) the ISP does not provide a voting recommendation; or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described above, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists.

Fixed Income Securities: Fixed income securities can be processed as proxy ballots or corporate action-consents at the discretion of the issuer/ custodian. When processed as proxy ballots, the ISP generally does not provide a voting recommendation and their role is limited to election processing and recordkeeping. When processed as corporate action-consents, the Legal and Compliance department will review all election forms to determine whether a conflict of interest, or the appearance of one, exists with respect to the PM’s consent election. PIMCO’s Credit Research and Portfolio Management Groups are responsible for issuing recommendations on how to vote proxy ballots and corporation action-consents with respect to fixed income securities.

Resolution of potential conflicts of interest: The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a working group to assess and resolve the conflict (the “Proxy Working Group”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Working Group and/or other relevant procedures approved by PIMCO’s Legal and Compliance department with respect to specific types of conflicts.

PIMCO will supervise and periodically review its proxy voting activities and the implementation of the Proxy Policy. PIMCO’s Proxy Policy, and information about how PIMCO voted a client’s proxies, is available upon request.

Sub-Adviser Engagement: As an investment manager, PIMCO may exercise its discretion to engage a Sub-Adviser to provide portfolio management services to certain Funds. Consistent with its management responsibilities, the Sub-Adviser will assume the authority for voting proxies on behalf of PIMCO for these Funds. Sub-Advisers may utilize third parties to perform certain services related to their portfolio management responsibilities. As a fiduciary, PIMCO will maintain oversight of the investment management responsibilities performed by the Sub-Adviser and contracted third parties.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)

As of February 28, 2018, the following individual has primary responsibility for the day-to-day management of the PIMCO New York Municipal Income Fund III (the “Fund”):

David Hammer

Mr. Hammer has been a portfolio manager of the Fund since August 2015. Mr. Hammer is an executive vice president in the New York office and head of municipal bond portfolio management. He rejoined PIMCO in 2015 from Morgan Stanley, where he was managing director and head of municipal trading, risk management and research. Previously at PIMCO, he was a senior vice president and municipal bond portfolio manager, and prior to joining PIMCO in 2012, he was an executive director and head of the high yield and distressed municipal bond trading group at Morgan Stanley.

(a)(2)

The following summarizes information regarding each of the accounts, excluding the Fund, managed by the Portfolio Manager as of December 31, 2017, including accounts managed by a team, committee, or other group that includes the Portfolio Manager. Unless mentioned otherwise, the advisory fee charged for managing each of the accounts listed below is not based on performance.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
PM	#	AUM($million)	#	AUM($million)	#	AUM($million)
David Hammer	15	$5,494.81	0	$0.00	13	$2,197.45
From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, track the same index as the Fund or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Fund. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies of the Fund in a manner beneficial to the investing account but detrimental to the Fund. Conversely, PIMCO’s duties to the Fund, as well as regulatory or other limitations applicable to the Fund, may affect the courses of action available to PIMCO-advised accounts (including certain funds) that invest in the Fund in a manner that is detrimental to such investing accounts. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Fund and other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Fund or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Fund or other accounts managed by PIMCO.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or the Fund or other accounts may result in the Fund not receiving securities that may otherwise be appropriate for it. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund. Moreover, the Fund or other accounts managed by PIMCO may invest in a transaction in which one or more other funds or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such funds or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. Additionally, a fund or other account managed by PIMCO may take an investment position or action that may be different from, or inconsistent with, an investment position or action taken by another fund or other account managed by PIMCO having similar or differing investment objectives. These positions and actions may adversely impact the Fund. For example, the Fund may buy a security and another fund or other account managed by PIMCO may establish a short position in that same security or in another security issued by the same issuer. The subsequent short sale may result in a decrease in the price of the security that the first fund holds. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the management fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and certain pooled investment vehicles on a fair and equitable basis over time.

(a)(3)

As of December 31, 2017, the following explains the compensation structure of the individual who has primary responsibility for day-to-day portfolio management of the Fund:

Portfolio Manager Compensation

PIMCO’s approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO’s mission and values.

Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers;

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic and meritocracy;

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation; and

•	PIMCO’s “Discern and Differentiate” discipline guides total compensation levels.

The Total Compensation Plan consists of three components. The compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for PIMCO’s clients. A portfolio manager’s compensation is not based solely on the performance of the Fund or any other account managed by that portfolio manager:

Base Salary – Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus – Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO’s broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:

•	Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Fund) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;
•	Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;
•	Appropriate risk positioning and risk management mindset which includes consistency with PIMCO’s investment philosophy, the Investment Committee’s positioning guidance, absence of defaults, and appropriate alignment with client objectives;
•	Contributions to mentoring, coaching and/or supervising members of team;
•	Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO’s investment process, Investment Committee meetings, and day-to-day management of portfolios;
•	With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.

PIMCO’s partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.

Deferred Compensation – Long Term Incentive Plan (“LTIP”) and/or M Options are awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

•	The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO’s success.
•	The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the Firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the Firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

  Eligibility to participate in LTIP and the M Unit program is contingent upon continued employment at   PIMCO and all other applicable eligibility requirements.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

(a)(4)

The following summarizes the dollar range of securities of the Fund the Portfolio Manager beneficially owned as of December 31, 2017:

Portfolio Manager	Dollar Range of Equity Securities of the Fund Owned as of December 31, 2017
David Hammer	None

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)        Exhibit 99.CODE— Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)        Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)            Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund III

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2018

By:	/s/ TRENT W. WALKER
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	February 28, 2018